UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2012

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
34	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Emerging
Markets Core Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Emerging Markets Core Equity Fund covers the six-month period from October 1, 2011, through March 31, 2012.

International stock markets had faltered just prior to the reporting period in the midst of heightened volatility stemming from adverse macroeconomic developments ranging from the resurgence of a sovereign debt crisis in Europe to fears of a slowdown in China. Fortunately, better economic news in October helped to reverse the trend, and improving economic fundamentals during the first quarter of 2012 sparked steep rallies in many global equity markets as China appeared headed for a soft landing and European policymakers made credible progress toward resolving the region’s debt problems.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Sean P. Fitzgibbon and Jay Malikowski, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Emerging Markets Core Equity Fund’s Class A shares produced a total return of 18.28%, Class C shares returned 17.80% and Class I shares returned 18.74%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), produced a total return of 19.13% for the same period.2 Emerging market stocks rebounded sharply during the reporting period when fears of global financial instability eased and investors looked forward to better business conditions. The fund underperformed its benchmark, primarily due to our stock selections in India in the consumer staples and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in foreign countries represented in the MSCI EM Index. The fund may invest up to 20% of its net assets in fixed income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available.The fund employs a “bottom-up” investment approach, which emphasizes individual stock selection.

Improving Fundamentals Buoyed Investor Sentiment

When the reporting period began, emerging markets were reeling from the impact of a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, uncertainties regarding the strength and sustainability of the U.S. economy, and worries that inflation-fighting measures in China might dampen the region’s previously high growth rate. These concerns led investors to flock to traditional safe havens, often regardless of their underlying valuations. In addition, investors reduced their earnings expectations, and the stocks of many fundamentally sound companies were available at relatively attractive prices at the start of the reporting period.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Fortunately, most of investors’ concerns at the time did not materialize. After a series of volatile swings during the fall of 2011, emerging equity markets advanced steadily from late December through the end of the reporting period. The market was bolstered by credible measures to address the debt crisis in Europe, encouraging U.S. economic news, and signs of lower inflation and continued growth in China and other emerging markets.

Stock Selections Returned Mixed Results

Success in certain areas were offset by disappointments in other market sectors, and specifically, in India. In the traditionally defensive consumer staples sector, Indian sugar producer Shree Renuka Sugars fell steeply when results from an expansion into Brazil did not meet expectations, and Indonesia’s Indofood Sukses Makmur consolidated its gains after rallying in the previous reporting period.Among industrial companies, Indian building materials producer Sintex Industries was hurt by concerns regarding cuts in government spending on low income housing. Indeed, India proved to be the fund’s greatest laggard on a country basis during the reporting period.

Our investment process proved effective in the information technology sector during the reporting period. Overweighted exposure to global technology leaders such as Samsung Electronics,Taiwan Semiconductor Manufacturing, electronic components maker Pegatron and contract manufacturer Hon Hai Precision Industry enabled the fund to participate fully in the sector’s gains.These and other technology winners enabled Taiwan to rank as the fund’s top performer on a country basis for the reporting period.

Returns from the consumer discretionary sector benefited from an emphasis on companies levered to the recovering automotive industry, such as China’s Great Wall Motor. In addition, Chinese advertising firm Focus Media Holding rebounded from depressed levels when previous corporate governance concerns proved unfounded. In the telecommunications services sector, we added to a position in Russia’s Mobile Telesystems, which had been punished during the downturn despite a generous dividend and easing competitive pressures. The stock moved higher when global investors returned their focus to underlying company fundamentals.

Finding Attractive Opportunities Throughout the World

As economic and market sentiment improved, we reduced the fund’s exposure to the energy and materials sectors, where we have grown

4

concerned about the impact of intensifying government regulation on corporate profits. Conversely, we have identified more opportunities among financial companies, which raised the fund’s exposure to the financials sector from an underweighted posture to a market-neutral position.

As of the end of the reporting period, we were encouraged by clear evidence that investors have been paying greater attention to the company fundamentals that lie at the heart of our stock selection process. Moreover, emerging-market stocks remain attractively valued compared to recent norms, and currently reasonable earnings expectations could support further equity market gains. In our judgment, our bottom-up approach is particularly well suited to a market environment in which investors focus on long-term company fundamentals rather than the headlines of the moment.

April 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies.These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets Index is
a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global emerging markets.The index consists of select designated MSCI emerging market national indices. MSCI Indices reflect investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Emerging Markets Core Equity Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$12.28	$16.34	$8.20
Ending value (after expenses)	$1,182.80	$1,178.00	$1,187.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$11.33	$15.08	$7.57
Ending value (after expenses)	$1,013.75	$1,010.00	$1,017.50

Expenses are equal to the fund’s annualized expense ratio of 2.25% for Class A, 3.00% for Class C and 1.50% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2012 (Unaudited)

Common Stocks—89.8%	Shares	Value ($)
Brazil—9.9%
Cia de Bebidas das Americas, ADR	880	36,362
Cielo	1,600	54,246
Embraer, ADR	1,290	41,254
Fleury	3,900	51,489
Itau Unibanco Holding, ADR	4,590	88,082
Obrascon Huarte Lain Brasil	1,400	59,046
Rossi Residencial	8,600	46,452
Tim Participacoes	9,061	57,827
Vale, ADR	1,780	41,527
		476,285
Chile—3.0%
Cencosud	6,680	44,160
Enersis, ADR	1,900	38,361
ENTEL	3,210	64,903
		147,424
China—11.5%
Baidu, ADR	350 [a]	51,020
China BlueChemical, Cl. H	36,000	27,259
China Communications Construction, Cl. H	70,000	70,220
China Construction Bank, Cl. H	105,000	81,128
China Petroleum & Chemical, Cl. H	82,000	89,333
Focus Media Holding, ADR	1,740	43,709
Great Wall Motor, Cl. H	35,250	68,543
Industrial & Commercial Bank of China, Cl. H	134,000	86,451
WuXi PharmaTech, ADR	2,700 [a]	38,880
		556,543
Colombia—.5%
Bancolombia, ADR	360	23,278

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong—6.3%
China Agri-Industries Holdings	105,481	69,546
China Mobile	8,000	88,030
China Vanadium Titano-Magnetite Mining	84,000	19,471
CNOOC	14,000	28,773
Guangdong Investment	34,000	23,687
Lenovo Group	34,000	30,604
Yingde Gases	39,500	44,864
		304,975
Hungary—.6%
MOL Hungarian Oil and Gas	350 [a]	29,167
India—4.3%
Apollo Tyres	15,220	23,796
Hexaware Technologies	14,960	34,372
Oil & Natural Gas	5,740	30,235
Sintex Industries	21,290	36,044
Sterlite Industries India	16,760	36,534
Tata Motors	8,710	47,059
		208,040
Indonesia—1.0%
Indofood Sukses Makmur	92,000	48,797
Malaysia—2.3%
AMMB Holdings	28,800	59,320
Genting	14,200	50,246
		109,566
Mexico—2.6%
Alfa, Cl. A	400	5,759
America Movil, ADR, Ser. L	1,580	39,231
Fomento Economico Mexicano, ADR	980	80,625
		125,615

8

Common Stocks (continued)	Shares	Value ($)
Peru—1.4%
Credicorp	520	68,546
Russia—7.9%
Gazprom, ADR	9,690	118,218
Lukoil, ADR	2,040	122,808
MMC Norilsk Nickel, ADR	582	10,651
Mobile Telesystems, ADR	3,090	56,671
Sberbank of Russia, ADR	4,060	52,080
Sberbank-Sponsored, ADR	1,480	19,817
		380,245
South Africa—9.0%
ABSA Group	2,760	56,128
AngloGold Ashanti	1,020	37,550
Aveng	4,580	23,339
Barloworld	740	9,645
Exxaro Resources	1,930	49,849
FirstRand	16,800	51,905
Growthpoint Properties	21,992	57,338
MTN Group	2,174	38,265
Nedbank Group	2,920	62,427
Sasol	1,050	50,714
		437,160
South Korea—14.7%
BS Financial Group	4,210	49,418
Daelim Industrial	615	66,491
DGB Financial Group	2,970	38,925
Dongbu Insurance	890	38,450
Hana Financial Group	1,290	48,615
Hyundai Motor	403	82,873
KT&G	622	44,136

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
South Korea (continued)
Kukdo Chemical	400	17,863
LG Display	1,600	37,421
Samsung Electronics	215	241,935
Youngone	2,096	39,957
		706,084
Taiwan—9.5%
Asia Cement	18,931	23,059
CHIPBOND Technology	26,000	33,695
CTCI	20,000	33,102
Hon Hai Precision Industry	32,000	124,142
Pegatron	30,000	46,757
Taishin Financial Holdings	87,395	34,941
Taiwan Semiconductor
Manufacturing, ADR	10,839	165,620
		461,316
Thailand—3.2%
Asian Property Development	143,740	28,422
Bangkok Bank	6,500	40,875
PTT	1,900	21,802
PTT Global Chemical	28,643	65,921
		157,020
Turkey—.8%
Turk Telekomunikasyon	8,930	38,780
United States—1.3%
iShares MSCI Emerging Markets Index Fund	1,470	63,122
Total Common Stocks
(cost $3,711,058)		4,341,963

10

Preferred Stocks—9.9%		Shares	Value ($)
Brazil
Banco Bradesco		3,375	58,960
Banco do Estado do Rio Grande do Sul, Cl. B		5,100	55,039
Bradespar		2,000	38,193
Cia de Bebidas das Americas		900	37,248
Cia de Saneamento de Minas Gerais		800	18,656
Cia Paranaense de Energia, Cl. B		3,400	79,624
Petroleo Brasileiro		5,100	65,236
Randon Participacoes		3,600	23,192
Vale, Cl. A		4,400	99,934
Total Preferred Stocks
(cost $370,270)			476,082
Total Investments (cost $4,081,328)		99.7%	4,818,045
Cash and Receivables (Net)		.3%	15,589
Net Assets		100.0%	4,833,634

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Financial	22.8	Industrial	7.6
Information Technology	17.0	Consumer Staples	7.5
Energy	11.5	Utilities	3.3
Materials	10.6	Health Care	1.9
Consumer Discretionary	8.3	Exchange Traded Funds	1.3
Telecommunication Services	7.9		99.7

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		4,081,328	4,818,045
Cash denominated in foreign currencies		38,304	38,267
Receivable for investment securities sold			33,388
Dividends receivable			9,894
Prepaid expenses			29,444
			4,929,038
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			28,443
Cash overdraft due to Custodian			12,614
Payable for investment securities purchased			23,491
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			61
Accrued expenses			30,795
			95,404
Net Assets ($)			4,833,634
Composition of Net Assets ($):
Paid-in capital			5,213,916
Accumulated distributions in excess of investment income—net			(37,849)
Accumulated net realized gain (loss) on investments			(1,078,961)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			736,528
Net Assets ($)			4,833,634

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	149,482	83,737	4,600,415
Shares Outstanding	7,188	4,181	224,101
Net Asset Value Per Share ($)	20.80	20.03	20.53

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,365 foreign taxes withheld at source):
Unaffiliated issuers	52,322
Affiliated issuers	8
Total Income	52,330
Expenses:
Investment advisory fee—Note 3(a)	31,350
Custodian fees—Note 3(c)	25,154
Auditing fees	19,911
Registration fees	18,165
Legal fees	9,281
Prospectus and shareholders’ reports	6,073
Administration fee—Note 3(a)	2,850
Shareholder servicing costs—Note 3(c)	2,381
Distribution fees—Note 3(b)	519
Trustees’ fees and expenses—Note 3(d)	464
Interest expense—Note 2	137
Loan commitment fees—Note 2	55
Miscellaneous	8,411
Total Expenses	124,751
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(80,343)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	44,407
Investment Income—Net	7,923
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(586,414)
Net realized gain (loss) on forward foreign currency exchange contracts	(9,843)
Net Realized Gain (Loss)	(596,257)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,803,973
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,218)
Net Unrealized Appreciation (Depreciation)	1,802,755
Net Realized and Unrealized Gain (Loss) on Investments	1,206,498
Net Increase in Net Assets Resulting from Operations	1,214,421

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	7,923	129,678
Net realized gain (loss) on investments	(596,257)	3,308,227
Net unrealized appreciation
(depreciation) on investments	1,802,755	(5,001,113)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,214,421	(1,563,208)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(517)	(603)
Class C Shares	(200)	—
Class I Shares	(64,392)	(62,615)
Net realized gain on investments:
Class A Shares	(27,294)	—
Class C Shares	(33,777)	—
Class I Shares	(808,941)	—
Total Dividends	(935,121)	(63,218)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	25,194	172,455
Class C Shares	55,738	11,090
Class I Shares	267,605	189,858
Dividends reinvested:
Class A Shares	27,812	512
Class C Shares	33,977	—
Class I Shares	442,938	4,708
Cost of shares redeemed:
Class A Shares	(56,563)	(125,263)
Class C Shares	(151,101)	(73,795)
Class I Shares	(4,496,724)	(6,535,360)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,851,124)	(6,355,795)
Total Increase (Decrease) in Net Assets	(3,571,824)	(7,982,221)
Net Assets ($):
Beginning of Period	8,405,458	16,387,679
End of Period	4,833,634	8,405,458
Undistributed (distributions in excess of)
investment income—net	(37,849)	19,337

14

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Class A
Shares sold	1,170	6,009
Shares issued for dividends reinvested	1,572	18
Shares redeemed	(2,784)	(4,446)
Net Increase (Decrease) in Shares Outstanding	(42)	1,581
Class C
Shares sold	2,581	394
Shares issued for dividends reinvested	1,989	—
Shares redeemed	(7,794)	(2,766)
Net Increase (Decrease) in Shares Outstanding	(3,224)	(2,372)
Class I
Shares sold	13,504	6,684
Shares issued for dividends reinvested	25,412	169
Shares redeemed	(185,607)	(232,400)
Net Increase (Decrease) in Shares Outstanding	(146,691)	(225,547)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	21.86	26.99	22.70	13.55
Investment Operations:
Investment income (loss)—net[b]	(.07)	.09	.17	.14
Net realized and unrealized
gain (loss) on investments	3.31	(5.14)	4.12	9.01
Total from Investment Operations	3.24	(5.05)	4.29	9.15
Distributions:
Dividends from investment income—net	(.08)	(.08)	—	—
Dividends from net realized
gain on investments	(4.22)	—	—	—
Total Distributions	(4.30)	(.08)	—	—
Net asset value, end of period	20.80	21.86	26.99	22.70
Total Return (%)[c]	18.28[d]	(18.77)	18.85	67.60[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.17[e]	3.66	3.69	11.21[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.25	2.00[e]
Ratio of net investment income
(loss) to average net assets	(.64)[e]	.30	.71	1.56[e]
Portfolio Turnover Rate	32.24[d]	75.59	102.30	157.45
Net Assets, end of period ($ x 1,000)	149	158	152	25

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	21.23	26.36	22.62	13.55
Investment Operations:
Investment (loss)—net[b]	(.16)	(.16)	(.13)	(.03)
Net realized and unrealized
gain (loss) on investments	3.21	(4.97)	4.17	9.10
Total from Investment Operations	3.05	(5.13)	4.04	9.07
Distributions:
Dividends from investment income—net	(.03)	—	(.30)	—
Dividends from net realized
gain on investments	(4.22)	—	—	—
Total Distributions	(4.25)	—	(.30)	—
Net asset value, end of period	20.03	21.23	26.36	22.62
Total Return (%)[c]	17.80[d]	(19.43)	17.95	66.94[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.53[e]	3.92	4.18	3.80[e]
Ratio of net expenses to average net assets	3.00[e]	3.00	3.00	2.75[e]
Ratio of net investment (loss)
to average net assets	(1.52)[e]	(.58)	(.57)	(.35)[e]
Portfolio Turnover Rate	32.24[d]	75.59	102.30	157.45
Net Assets, end of period ($ x 1,000)	84	157	258	178

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	21.82	26.79	22.67	21.33	33.24	20.55
Investment Operations:
Investment income—net[b]	.04	.25	.18	.24	.35	.31
Net realized and unrealized
gain (loss) on investments	3.23	(5.11)	4.26	2.21	(8.86)	12.62
Total from Investment Operations	3.27	(4.86)	4.44	2.45	(8.51)	12.93
Distributions:
Dividends from
investment income—net	(.34)	(.11)	(.32)	(.26)	(.26)	(.24)
Dividends from net realized
gain on investments	(4.22)	—	—	(.85)	(3.14)	—
Total Distributions	(4.56)	(.11)	(.32)	(1.11)	(3.40)	(.24)
Net asset value, end of period	20.53	21.82	26.79	22.67	21.33	33.24
Total Return (%)	18.74[c]	(18.27)	19.73	14.90	(28.51)	63.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	4.33[d]	2.83	3.07	3.50	2.74	3.18
Ratio of net expenses
to average net assets	1.50[d]	1.50	1.50	1.43	1.45	1.45
Ratio of net investment income
to average net assets	.35[d]	.90	.75	1.43	1.21	1.15
Portfolio Turnover Rate	32.24[c]	75.59	102.30	157.45	128	76
Net Assets, end of period
($ x 1,000)	4,600	8,090	15,978	16,585	15,328	13,671

a	The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Emerging Markets Core Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

22

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	4,754,923	—	—	4,754,923
Exchange
Traded Funds	63,122	—	—	63,122
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(61)	—	(61)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized depreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

24

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2011	($)	Purchases ($)	Sales ($)	3/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	13,098		1,092,421	1,105,519	—		—

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $63,218.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2012 was approximately $23,000, with a related weighted average annualized interest rate of 1.20%.

26

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed, until February 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of Class A, Class C and Class I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 2.00%, 2.00% and 1.50%, respectively, of the value of the respective class’ average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $80,343 during the period ended March 31, 2012.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $2,850 during the period ended March 31, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended March 31, 2012, Class C shares were charged $519 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Class A and Class C shares were charged $183 and $173, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $484 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

28

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $42 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $25,154 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $6,621, administration fees $413, Rule 12b-1 distribution plan fees $54, shareholder services plan fees $50, custodian fees $19,045, chief compliance officer fees $1,591, Private Wealth sub-accounting fees $481 and transfer agency per account fees $188.

(d) Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair

30

also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended March 31, 2012, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2012, amounted to $1,887,291 and $6,654,856, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at March 31, 2012:

Forward Foreign
Currency		Number	Foreign
Exchange		of	Currency			Unrealized
Contracts		Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican
New Peso,
Expiring
4/3/2012	[a]	1	17,843	1,397	1,394	(3)
Thai Baht,
Expiring
4/2/2012	[b]	1	251,796	8,170	8,162	(8)
Sales:				Proceeds ($)
Brazilian Real,
Expiring:
4/3/2012	[a]	1	3,497	1,913	1,916	(3)
4/4/2012	[a]	1	7,085	3,868	3,881	(13)
Hungarian Forint,
Expiring:
4/2/2012	[a]	1	1,119,968	5,047	5,073	(26)
4/3/2012	[c]	1	2,593,998	11,740	11,748	(8)
Gross Unrealized
Depreciation						(61)

Counterparties:
a Citigroup
b HSBC
c Bank of America

32

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2012:

Average Market Value ($)
Forward contracts	17,428

At March 31, 2012, accumulated net unrealized appreciation on investments was $736,717, consisting of $908,392 gross unrealized appreciation and $171,675 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

34

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was slightly above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2013, so that annual direct fund operating expenses of Class A, Class C and Class I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expenses, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed 2.00%, 2.00% and 1.50%, respectively, of the fund’s average daily net assets. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

36

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from,

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees payable to Dreyfus were reason- able in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

38

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Large Cap
Core Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Large Cap Core Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Sean P. Fitzgibbon and Jeffrey D. McGrew, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Large Cap Core Fund’s Class A shares produced a total return of 25.41%, Class C shares returned 24.97% and Class I shares returned 25.60%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 25.86% for the same period.2

Improving economic fundamentals drove stocks broadly higher over the reporting period.The fund’s Class A and I shares produced returns that were roughly in line with the benchmark, as strong stock selections in the industrials, energy and consumer discretionary sectors were balanced by shortfalls in the consumer staples, materials and utilities sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of its assets in equity securities of large cap companies that appear to be undervalued relative to underlying business fundamentals. The fund currently considers large cap companies to be those with total market capitalizations, at the time of purchase, that are greater than the market capitalizations of companies in the bottom 5% of the capitalization range represented in the S&P 500 Index.The portfolio managers employ a core investment style that incorporates both growth and value criteria in managing the fund’s portfolio.The portfolio managers use a combination of quantitative and fundamental research to identify portfolio candidates.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began in the wake of pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Greece might spread to other members of the European Union and uncertainties regarding the sustainability of the U.S. economic recovery. As a result, many stocks began the reporting period at relatively depressed levels.

Fortunately, most of these worries failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement. In addition, corporate earnings generally were stronger than expected, and equity investors saw more attractive valuations in the wake of the downturn.These positive developments lifted stock prices, including those of large-cap companies.The rally gathered momentum over the first quarter of 2012 as investors continued to grow more tolerant of risks.

Security Selections Produced Mixed Results

The market’s vacillations between safety and growth during the final months of 2011 created a challenging market environment, but the fund fared better when investors began to refocus on fundamentals over the first quarter of 2012.

The fund achieved especially strong results in the industrials sector, where HVAC and electrical components specialist Thomas & Betts received an acquisition offer at a premium to its stock price at the time, and engine maker Cummins reported better-than-expected financial results as truck sales improved in North America. In the energy sector, companies engaged in the exploration, drilling and production of oil benefited from rising commodity prices. National-Oilwell Varco achieved record order volumes as its customers ramped up drilling activity in this environment. Among consumer discretionary companies, retailers serving middle- and high-income consumers fared especially well, including Michael Kors Holdings, which reported better-than-expected earnings after its initial public offering in 2011. In addition, broadcaster CBS gained value amid strong program ratings and higher advertising revenues.

Disappointments during the reporting period were contained primarily in the health care sector, where overweighted exposure to an under-performing market segment hurt relative performance.While we had identified a number of companies with strong long-term potential,

4

investors primarily rewarded companies showing current growth. For example, bioscience and medication delivery specialist Baxter International lost value despite the prospect of a turnaround driven by a stabilizing market environment and new products from its research-and-development pipeline. Generic drugmaker Watson Pharmaceuticals encountered competitive pressures despite patent expirations on some major branded drugs, and biotechnology firm Vertex Pharmaceuticals appeared to lose its competitive advantage with regard to a treatment for Hepatitis C. The fund also suffered a shortfall in the materials sector, where an underweighted position prevented the fund from participating in the segment’s gains. Unfortunate timing in trimming exposure to the utilities sector also weighed on relative results to a degree.

A Positive View of the Market

Although we are aware that risks remain, encouraging U.S. economic data and progress in Europe have led us to adopt a positive view of the market’s prospects. Our bottom-up investment process has identified a relatively large number of opportunities meeting our investment criteria in the information technology, consumer discretionary, health care and financials sectors, but fewer in the traditionally defensive telecommunications services and utilities sectors.

April 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index
is a widely accepted, unmanaged index of U. S. stock market performance. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Large Cap Core Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.48	$10.69	$5.08
Ending value (after expenses)	$1,254.10	$1,249.70	$1,256.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.81	$9.57	$4.55
Ending value (after expenses)	$1,019.25	$1,015.50	$1,020.50

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, and .90%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

Common Stocks—99.9%	Shares	Value ($)
Consumer Discretionary—11.1%
Autoliv	3,390	227,300
Cabela’s	3,120[a]	119,028
Carnival	8,160	261,773
CBS, Cl. B	9,530	323,162
Delphi Automotive	6,970	220,252
DIRECTV, Cl. A	6,100[a]	300,974
Foot Locker	5,260	163,323
McDonald’s	3,380	331,578
Melco Crown Entertainment, ADR	12,980[a]	176,658
PVH	3,390	302,829
		2,426,877
Consumer Staples—9.3%
Coca-Cola Enterprises	12,000	343,200
Lorillard	2,040	264,139
Philip Morris International	6,880	609,637
Ralcorp Holdings	3,230[a]	239,311
Unilever, ADR	17,170	567,469
		2,023,756
Energy—11.8%
Anadarko Petroleum	3,410	267,139
Apache	1,850	185,814
Chevron	5,992	642,582
ENSCO, ADR	4,380	231,833
EOG Resources	2,390	265,529
National Oilwell Varco	6,960	553,111
Occidental Petroleum	2,240	213,315
TransCanada	4,710	202,530
		2,561,853
Financial—17.6%
Affiliated Managers Group	2,498[a]	279,301
American Express	5,210	301,451
Ameriprise Financial	4,660	266,226
Bank of America	16,740	160,202

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Capital One Financial	3,610	201,221
CBRE Group, Cl. A	12,180[a]	243,113
Chubb	2,230	154,115
Citigroup	8,159	298,211
Discover Financial Services	4,680	156,031
IntercontinentalExchange	1,600[a]	219,872
JPMorgan Chase & Co.	9,580	440,488
Moody’s	3,880	163,348
T. Rowe Price Group	4,600	300,380
Wells Fargo & Co.	19,000	648,660
		3,832,619
Health Care—13.8%
Amylin Pharmaceuticals	4,480[a]	111,821
Baxter International	3,860	230,751
Cigna	6,650	327,513
Covidien	6,787	371,113
McKesson	2,820	247,511
Omnicare	2,960	105,287
Pfizer	29,120	659,859
Sanofi, ADR	12,240	474,300
St. Jude Medical	4,670	206,928
Zimmer Holdings	4,250	273,190
		3,008,273
Industrial—11.0%
Caterpillar	2,350	250,322
Cooper Industries, Cl.A	3,900	249,405
Cummins	1,360	163,254
Eaton	4,840	241,177
FedEx	2,860	263,006

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
General Electric	26,990	541,689
JB Hunt Transport Services	3,250	176,703
Robert Half International	5,720	173,316
Thomas & Betts	2,360[a]	169,708
Tyco International	3,037	170,619
		2,399,199
Materials—.5%
LyondellBasell Industries, Cl. A	2,630	114,799
Information Technology—22.2%
Alliance Data Systems	1,090[a]	137,296
Analog Devices	3,700	149,480
Apple	2,370[a]	1,420,744
Cognizant Technology Solutions, Cl. A	3,580[a]	275,481
Electronic Arts	8,810[a]	145,189
EMC	12,310[a]	367,823
Informatica	3,820[a]	202,078
International Business Machines	1,760	367,224
Intuit	4,110	247,134
NetApp	5,910[a]	264,591
Oracle	10,790	314,636
QUALCOMM	6,150	418,323
Skyworks Solutions	4,330[a]	119,725
Teradata	3,461[a]	235,867
Vishay Intertechnology	13,350[a]	162,336
		4,827,927
Telecommunication Services—2.6%
AT&T	18,000	562,140
Total Common Stocks
(cost $18,786,259)		21,757,443

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $48,200)	48,200[b]	48,200

Total Investments (cost $18,834,459)	100.1%	21,805,643
Liabilities, Less Cash and Receivables	(.1%)	(19,468)
Net Assets	100.0%	21,786,175

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	22.2	Consumer Staples	9.3
Financial	17.6	Telecommunication Services	2.6
Health Care	13.8	Materials	.5
Energy	11.8	Money Market Investment	.2
Consumer Discretionary	11.1
Industrial	11.0		100.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		18,786,259	21,757,443
Affiliated issuers		48,200	48,200
Cash			11,797
Receivable for investment securities sold			189,100
Dividends receivable			24,895
Prepaid expenses			23,982
			22,055,417
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			18,257
Payable for investment securities purchased			219,936
Accrued expenses			31,049
			269,242
Net Assets ($)			21,786,175
Composition of Net Assets ($):
Paid-in capital			29,561,395
Accumulated undistributed investment income—net			86,426
Accumulated net realized gain (loss) on investments			(10,832,830)
Accumulated net unrealized appreciation
(depreciation) on investments			2,971,184
Net Assets ($)			21,786,175

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	334,767	27,182	21,424,226
Shares Outstanding	9,096	739	579,913
Net Asset Value Per Share ($)	36.80	36.78	36.94

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $641 foreign taxes withheld at source):
Unaffiliated issuers	191,111
Affiliated issuers	75
Total Income	191,186
Expenses:
Investment advisory fee—Note 3(a)	57,368
Registration fees	19,221
Auditing fees	14,448
Shareholder servicing costs—Note 3(c)	10,600
Administration fee—Note 3(a)	6,884
Prospectus and shareholders’ reports	6,299
Custodian fees—Note 3(c)	3,836
Trustees’ fees and expenses—Note 3(d)	1,708
Legal fees	1,390
Interest expense—Note 2	491
Distribution fees—Note 3(b)	92
Miscellaneous	287
Total Expenses	122,624
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(18,375)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	104,248
Investment Income—Net	86,938
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,076,008
Net unrealized appreciation (depreciation) on investments	4,055,457
Net Realized and Unrealized Gain (Loss) on Investments	5,131,465
Net Increase in Net Assets Resulting from Operations	5,218,403

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	86,938	251,048
Net realized gain (loss) on investments	1,076,008	4,372,021
Net unrealized appreciation
(depreciation) on investments	4,055,457	(4,756,534)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,218,403	(133,465)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,758)	(447)
Class I Shares	(227,706)	(275,220)
Total Dividends	(230,464)	(275,667)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,939	318,243
Class C Shares	—	22,020
Class I Shares	1,116,873	4,188,092
Dividends reinvested:
Class A Shares	2,530	339
Class I Shares	183,602	195,227
Cost of shares redeemed:
Class A Shares	(16,721)	(29,950)
Class C Shares	—	(13,242)
Class I Shares	(7,323,775)	(12,764,826)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,035,552)	(8,084,097)
Total Increase (Decrease) in Net Assets	(1,047,613)	(8,493,229)
Net Assets ($):
Beginning of Period	22,833,788	31,327,017
End of Period	21,786,175	22,833,788
Undistributed investment income—net	86,426	229,952

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Class A
Shares sold	37	8,911
Shares issued for dividends reinvested	82	10
Shares redeemed	(530)	(979)
Net Increase (Decrease) in Shares Outstanding	(411)	7,942
Class C
Shares sold	—	621
Shares redeemed	—	(367)
Net Increase (Decrease) in Shares Outstanding	—	254
Class I
Shares sold	33,374	119,747
Shares issued for dividends reinvested	5,982	5,778
Shares redeemed	(217,111)	(362,891)
Net Increase (Decrease) in Shares Outstanding	(177,755)	(237,366)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	29.64	31.35	27.93	20.60
Investment Operations:
Investment income—net[b]	.09	.24	.16	.09
Net realized and unrealized
gain (loss) on investments	7.38	(1.73)	3.35	7.43
Total from Investment Operations	7.47	(1.49)	3.51	7.52
Distributions:
Dividends from investment income—net	(.31)	(.22)	(.09)	(.19)
Net asset value, end of period	36.80	29.64	31.35	27.93
Total Return (%)[c]	25.41[d]	(4.83)	12.58	36.67[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[e]	1.76	1.43	4.43[e]
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15[e]
Ratio of net investment income
to average net assets	.52[e]	.67	.53	.74[e]
Portfolio Turnover Rate	43.60[d]	85.58	82.28	116.21
Net Assets, end of period ($ x 1,000)	335	282	49	16

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	29.44	31.14	27.87	20.60
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.05)	(.06)	.00[c]
Net realized and unrealized
gain (loss) on investments	7.38	(1.65)	3.33	7.41
Total from Investment Operations	7.34	(1.70)	3.27	7.41
Distributions:
Dividends from investment income—net	—	—	—	(.14)
Net asset value, end of period	36.78	29.44	31.14	27.87
Total Return (%)[d]	24.97[e]	(5.49)	11.73	36.16[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.71[f]	2.28	2.40	3.45[f]
Ratio of net expenses to average net assets	1.90[f]	1.90	1.90	1.90[f]
Ratio of net investment income
(loss) to average net assets	(.23)[f]	(.15)	(.19)	.01[f]
Portfolio Turnover Rate	43.60[e]	85.58	82.28	116.21
Net Assets, end of period ($ x 1,000)	27	22	15	14

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	29.74	31.42	27.95	30.39	43.28	37.58
Investment Operations:
Investment income—net[b]	.13	.29	.24	.34	.43	.43
Net realized and unrealized
gain (loss) on investments	7.41	(1.69)	3.35	(2.38)	(9.32)[c]	7.01[c]
Total from Investment Operations	7.54	(1.40)	3.59	(2.04)	(8.89)	7.44
Distributions:
Dividends from
investment income—net	(.34)	(.28)	(.12)	(.40)	(.53)	(.33)
Dividends from net realized
gain on investments	—	—	—	—	(3.47)	(1.41)
Total Distributions	(.34)	(.28)	(.12)	(.40)	(4.00)	(1.74)
Net asset value, end of period	36.94	29.74	31.42	27.95	30.39	43.28
Total Return (%)	25.60[d]	(4.56)	12.87	(6.43)	(22.41)	20.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07[e]	1.23	1.23	1.23	.84	.80[f]
Ratio of net expenses
to average net assets	.90[e]	.90	.90	.91	.84	.80[f]
Ratio of net investment income
to average net assets	.76[e]	.86	.81	1.43	1.17	1.05
Portfolio Turnover Rate	43.60[d]	85.58	82.28	116.21	61	59[g]
Net Assets, end of period
($ x 1,000)	21,424	22,530	31,263	34,562	59,996	122,591

a The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b Based on average shares outstanding at each month end.
c Amounts include litigation proceeds received by the fund amounting to $.02 and $.04 per share for the year ended
September 30, 2008 and 2007, respectively.
d Not annualized.
e Annualized.
f For the period October 1, 2006 to September 19, 2007, the ratio includes the fund’s share of the TBC Large Cap
Core Portfolio’s (the “Portfolio”) allocated expenses.
g On September 19, 2007 the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio. Effective
September 20, 2007, the fund began investing directly in securities.Portfolio turnover represents combined investment activity of the fund and the Portfolio for the year ended September 30, 2007.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Large Cap Core Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, and Class I. Class A and Class C shares are sold primarily to retail investors through intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

As of March 31, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 485 Class A and Class C shares of the fund.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	19,762,554	—	—	19,762,554
Equity Securities—
Foreign†	1,994,889	—	—	1,994,889
Mutual Funds	48,200	—	—	48,200
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2011	($)	Purchases ($)	Sales ($)	3/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	430,248		4,707,733	5,089,781	48,200.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $11,850,502 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011. If not applied, $2,334,766 of the carryover expires in fiscal 2017 and $9,515,736 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $275,667. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2012 was approximately $82,500 with a related weighted average annualized interest rate of 1.19%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, until February 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the fund’s total operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $18,375 during the period ended March 31, 2012.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $6,884 during the period ended March 31, 2012.

During the period ended March 31, 2012, the Distributor retained $60 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended March 31. 2012, Class C shares were charged $92 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Class A and Class C shares were charged $378 and $30, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid-

26

ing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $655 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $56 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits which amounted to $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $3,836 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $6,398, administration fees $1,113, Rule 12b-1 distribution plan fees $17, shareholder services plan fees $75, custodian fees $3,933, chief compliance officer fees $1,591, Private Wealth sub-accounting fees $2,880 and transfer agency per account fees $3,103, which are offset against an expense reimbursement currently in effect in the amount of $853.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Prior to January 1, 2012, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of theTrust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly

28

scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $9,956,877 and $15,972,000, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $2,971,184, consisting of $3,405,801 gross unrealized appreciation and $434,617 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and

30

practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group median and below the Performance Universe median for the various periods, except for the ten-year period when the fund’s performance was above the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.The Board noted

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

that the fund outperformed the benchmark index six out of the past ten calendar years, but underperformed in 2011.The Dreyfus representatives discussed and expressed continued confidence in portfolio management’s investment approach notwithstanding recent investment results.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, acquired fund fees and extraordinary expenses) do not exceed .90% of the fund’s average daily net assets. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

32

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance but was concerned with the fund’s one-year relative performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Growth Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by B. Randall Watts and P. Hans Von Der Luft, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Small Cap Growth Fund produced a total return of 26.88%.1 In comparison, the fund’s benchmark, the Russell 2000 Growth Index (the “Index”), produced a total return of 30.26% for the same period.2 Small-cap stocks rebounded sharply during the reporting period as a variety of macroeconomic concerns eased.The fund produced a lower return than its benchmark, primarily due to shortfalls in the health care, information technology and financials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with total market capitalizations, at the time of purchase, equal to or less than that of the largest company in the Index. When choosing stocks, we seek to identify high-quality, small-cap companies that are experiencing or are expected to experience rapid current or expected earnings or revenue growth.We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth. We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began in the wake of pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.As a result, investors fled riskier assets in favor of traditional safe havens, and many stocks began the reporting period at relatively depressed levels.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Fortunately, most of the worries plaguing investors at the time failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. In addition, corporate earnings reports generally were stronger than expected, and many investors responded favorably to more attractive valuations in the wake of the downturn. These positive developments lifted stock prices, including those of small-cap companies. The rally gathered momentum over the first quarter of 2012 as investors grew more tolerant of risks and shifted their attention from traditional safe havens to more speculative investments.

Health Care Stocks Weighed on Relative Performance

Although the fund participated to a significant degree in the small-cap market’s gains during the reporting period, the health care sector contained a number of disappointments. Specialty medical products maker Cooper was hurt by a recall of its eye care products, and clinical software provider Allscripts Healthcare Solutions suffered when it adjusted previously reported financial results downward and became embroiled in a regulatory investigation. In the information technology sector, advertising services provider Marchex, Cl. B and electronic components maker TTM Technologies issued lower-than-expected earnings guidance, triggering a sell-off in their shares. Finally, among financials companies, pawn shop operator First Cash Financial Services declined due to slowing growth in its main market, Mexico, as well as the deteriorating value of the peso against the U.S. dollar.

On a more positive note, our security selection process produced above-average returns in five of the 10 market sectors represented in the benchmark. In the consumer discretionary sector, movie studio Lions Gate Entertainment benefited from the accretive acquisition of another studio and saw one of its 2012 releases set new records during its opening weekend. Specialty retailer Oxford Industries, sellers of Tommy Bahama apparel, expanded its presence in Asia and achieved higher U.S. sales during an unseasonably warm winter. Mattress manufacturer Select Comfort reported better-than-expected earnings resulting from the success of its marketing and merchandising strategies.

4

Among industrial companies, transportation and logistics firm Old Dominion Freight Line posted strong earnings amid improving shipping volumes, and electrical power specialist Thomas & Betts was acquired at a premium to its stock price at the time.

Positioned for Domestic Growth

As of the reporting period’s end, we have been encouraged by signs of economic improvement in the United States, but we remain cautious regarding economic conditions overseas, particularly in Europe. Consequently, we have maintained the fund’s pro-growth investment posture with a focus on U.S. companies serving primarily domestic markets. We have found a number of opportunities among small-cap companies in the information technology sector, where we expect semiconductor manufacturers to encounter stronger demand.We have identified fewer stocks meeting our growth criteria in the materials sector, as weaker demand from the emerging markets may limit profitability across the sector.

April 16, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2012, at which point it may be extended, terminated or modified. Had these expenses not been absorbed, the return would have been lower.
2	SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small Cap Growth Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

Expenses paid per $1,000†	$5.39
Ending value (after expenses)	$1,268.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

Expenses paid per $1,000†	$4.80
Ending value (after expenses)	$1,020.25

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Consumer Discretionary—18.7%
Asbury Automotive Group	45,470[a]	1,227,690
BJ’s Restaurants	15,060[a]	758,271
Buffalo Wild Wings	16,660[a]	1,510,895
CafePress	2,900[a]	55,535
Caribou Coffee	55,530[a,b]	1,035,079
Cheesecake Factory	43,070[a]	1,265,827
DreamWorks Animation SKG, Cl. A	87,890[a,b]	1,621,571
Finish Line, Cl. A	47,810	1,014,528
Hibbett Sports	14,410[a]	786,066
Jarden	29,160	1,173,107
Lions Gate Entertainment	95,690[a,b]	1,332,005
Oxford Industries	23,650	1,201,893
Papa John’s International	20,510[a]	772,407
Rent-A-Center	64,690	2,442,048
Select Comfort	42,420[a]	1,373,984
Shuffle Master	72,330[a]	1,273,008
Six Flags Entertainment	41,810	1,955,454
SodaStream International	34,290[a,b]	1,154,887
Steven Madden	32,300[a]	1,380,825
Teavana Holdings	47,830[b]	943,208
Thor Industries	48,040	1,516,142
Tractor Supply	14,330	1,297,725
Ulta Salon, Cosmetics & Fragrance	12,180	1,131,400
		28,223,555
Consumer Staples—6.5%
Casey’s General Stores	26,590	1,474,681
Chefs’ Warehouse Holdings,	43,070	996,640
Darling International	73,890[a]	1,287,164
Elizabeth Arden	41,590[a]	1,454,818
Inter Parfums	81,830	1,283,913
Ruddick	36,990	1,483,299
United Natural Foods	40,940[a]	1,910,260
		9,890,775

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—6.8%
Dril-Quip	16,210[a]	1,053,974
Gulfport Energy	65,010[a]	1,893,091
Oasis Petroleum	56,020[a,b]	1,727,097
Oil States International	22,230[a]	1,735,274
Petroleum Development	31,850[a]	1,181,317
Rosetta Resources	30,550[a]	1,489,618
Tesco	87,900[a]	1,247,301
		10,327,672
Financial—5.8%
Education Realty Trust	73,930[c]	801,401
MarketAxess Holdings	35,600	1,327,524
Mid-America Apartment Communities	12,670[c]	849,270
Oritani Financial	85,030	1,248,240
Prosperity Bancshares	54,900[b]	2,514,420
SVB Financial Group	32,330[a]	2,080,112
		8,820,967
Health Care—18.1%
Air Methods	12,430[a]	1,084,517
Alexion Pharmaceuticals	21,550[a]	2,001,133
Allscripts Healthcare Solutions	51,810[a]	860,046
Alnylam Pharmaceuticals	67,310[a]	745,122
Analogic	15,880	1,072,535
ARIAD Pharmaceuticals	74,670[a]	1,190,986
Catalyst Health Solutions	26,570[a]	1,693,306
Centene	16,710[a]	818,289
Cepheid	33,650[a]	1,407,579
Cubist Pharmaceuticals	45,990[a]	1,989,068
Exact Sciences	79,450[a]	886,662
HMS Holdings	27,160[a]	847,664
Jazz Pharmaceuticals	30,890[a]	1,497,238
Merit Medical Systems	83,920[a]	1,042,286
Natus Medical	74,100[a]	884,013
Nektar Therapeutics	119,660[a]	947,707
NPS Pharmaceuticals	95,220[a]	651,305
OraSure Technologies	78,090[a]	897,254
Questcor Pharmaceuticals	40,860[a,b]	1,537,153

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Salix Pharmaceuticals	15,210[a]	798,525
SXC Health Solutions	23,160[a]	1,736,074
ViroPharma	36,330[a]	1,092,443
WellCare Health Plans	22,350[a]	1,606,518
		27,287,423
Industrial—14.3%
Allegiant Travel	21,740[a,b]	1,184,830
Applied Industrial Technologies	29,180	1,200,173
Corporate Executive Board	67,931	2,921,712
Crane	34,420	1,669,370
EMCOR Group	56,560	1,567,843
Exponent	15,110[a]	733,137
Forward Air	38,040	1,394,927
Hexcel	61,210[a]	1,469,652
Interline Brands	39,670[a]	857,269
Landstar System	29,420	1,698,122
Middleby	12,710[a]	1,285,998
Mobile Mini	41,970[a]	886,406
RPX	86,530	1,467,549
Teledyne Technologies	19,985[a]	1,260,054
Triumph Group	18,960	1,188,034
TrueBlue	46,250[a]	826,950
		21,612,026
Materials—.6%
Haynes International	11,430	724,091
Kaiser Aluminum	3,360[b]	158,794
		882,885
Technology—28.7%
ADTRAN	25,360	790,978
Applied Micro Circuits	101,570[a]	704,896
Arris Group	104,810[a]	1,184,353
ATMI	62,220[a]	1,449,726
Bankrate	39,050[b]	966,487
Bottomline Technologies	57,420[a]	1,604,315
Calix Networks	76,810[a]	655,189
Cirrus Logic	44,280[a]	1,053,864

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Technology (continued)
CommVault Systems	22,520[a]	1,117,893
comScore	52,080[a]	1,113,991
Diodes	47,710[a]	1,105,918
Entegris	124,150[a]	1,159,561
ExlService Holdings	33,160[a]	909,910
Harmonic	110,960[a]	606,951
Marchex, Cl. B	163,010	727,025
MAXIMUS	30,310	1,232,708
Mellanox Technologies	56,300[a]	2,355,029
Mentor Graphics	154,100[a]	2,289,926
Micrel	100,190	1,027,949
Netgear	60,740[a]	2,320,268
OpenTable	21,130[a,b]	855,131
OYO Geospace	15,010[a]	1,581,003
PMC-Sierra	218,370[a]	1,578,815
Power Integrations	17,820	661,478
Quality Systems	27,300	1,193,829
RADWARE	34,840[a]	1,304,410
RealD	34,980[a]	472,230
Responsys	62,840	752,195
Silicon Image	197,260[a]	1,159,889
SolarWinds	58,991[a]	2,280,002
TTM Technologies	87,640[a]	1,006,984
Vishay Intertechnology	127,260[a]	1,547,482
Volterra Semiconductor	40,470[a,b]	1,392,775
Websense	38,060[a]	802,685
Zillow	62,640	2,229,358
		43,195,203
Total Common Stocks
(cost $124,193,429)		150,240,506

10

Other Investment—1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,868,649)	1,868,649[d]	1,868,649

Investment of Cash Collateral
for Securities Loaned—7.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,307,151)	11,307,151[d]	11,307,151

Total Investments (cost $137,369,229)	108.2%	163,416,306
Liabilities, Less Cash and Receivables	(8.2%)	(12,412,082)
Net Assets	100.0%	151,004,224

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2012, the value of the fund’s securities on loan was $11,078,737 and the value of the collateral held by the fund was $11,307,151.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	28.7	Energy	6.8
Consumer Discretionary	18.7	Consumer Staples	6.5
Health Care	18.1	Financial	5.8
Industrial	14.3	Materials	.6
Money Market Investments	8.7		108.2

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,078,737)—Note 1(b):
Unaffiliated issuers	124,193,429	150,240,506
Affiliated issuers	13,175,800	13,175,800
Cash		4,950
Receivable for investment securities sold		3,031,463
Dividends and securities lending income receivable		85,683
Receivable for shares of Beneficial Interest subscribed		31,820
Prepaid expenses		13,130
		166,583,352
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		122,165
Liability for securities on loan—Note 1(b)		11,307,151
Payable for investment securities purchased		4,048,515
Payable for shares of Beneficial Interest redeemed		55,316
Accrued expenses		45,981
		15,579,128
Net Assets ($)		151,004,224
Composition of Net Assets ($):
Paid-in capital		119,166,435
Accumulated Investment (loss)—net		(202,569)
Accumulated net realized gain (loss) on investments		5,993,281
Accumulated net unrealized appreciation
(depreciation) on investments		26,047,077
Net Assets ($)		151,004,224
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		2,571,072
Net Asset Value, offering and redemption price per share ($)		58.73

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	379,469
Affiliated issuers	939
Income from securities lending—Note 1(b)	117,472
Total Income	497,880
Expenses:
Investment advisory fee—Note 3(a)	605,980
Administration fee—Note 3(a)	45,449
Shareholder servicing costs—Note 3(b)	44,559
Professional fees	27,415
Prospectus and shareholders’ reports	16,403
Registration fees	9,563
Trustees’ fees and expenses—Note 3(c)	8,186
Custodian fees—Note 3(b)	3,145
Loan commitment fees—Note 2	1,157
Miscellaneous	8,352
Total Expenses	770,209
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(50,564)
Less—reduction in fees due to earnings credits—Note 3(b)	(51)
Net Expenses	719,594
Investment (Loss)—Net	(221,714)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,789,195
Net unrealized appreciation (depreciation) on investments	27,342,776
Net Realized and Unrealized Gain (Loss) on Investments	36,131,971
Net Increase in Net Assets Resulting from Operations	35,910,257

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment (loss)—net	(221,714)	(681,899)
Net realized gain (loss) on investments	8,789,195	46,453,903
Net unrealized appreciation
(depreciation) on investments	27,342,776	(36,617,778)
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,910,257	9,154,226
Dividends to Shareholders from ($):
Net realized gain on investments	(2,982,294)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold	3,402,852	12,522,209
Dividends reinvested	1,603,362	—
Cost of shares redeemed	(29,836,011)	(97,914,186)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(24,829,797)	(85,391,977)
Total Increase (Decrease) in Net Assets	8,098,166	(76,237,751)
Net Assets ($):
Beginning of Period	142,906,058	219,143,809
End of Period	151,004,224	142,906,058
Undistributed investment income (loss)—net	(202,569)	19,145
Capital Share Transactions (Shares):
Shares sold	61,685	226,697
Shares issued for dividends reinvested	30,471	—
Shares redeemed	(548,181)	(1,795,374)
Net Increase (Decrease) in Shares Outstanding	(456,025)	(1,568,677)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012		Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	47.21	47.68	43.36	49.89	59.41	49.67
Investment Operations:
Investment (loss)—net[b]	(.08)	(.18)	(.13)	(.12)	(.11)	(.11)
Net realized and unrealized
gain (loss) on investments	12.65	(.29)	4.45	(6.41)	(9.41)[c]	9.85[c]
Total from
Investment Operations	12.57	(.47)	4.32	(6.53)	(9.52)	9.74
Distributions:
Dividends from net realized
gain on investments	(1.05)	—	—	—	—	—
Net asset value, end of period	58.73	47.21	47.68	43.36	49.89	59.41
Total Return (%)	26.88[d]	(.99)	9.96	(13.14)	(16.02)	19.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[e]	.97	.94	1.00	1.01	1.09[f]
Ratio of net expenses
to average net assets	.95[e]	.96	.94	1.00	1.01	1.09[f]
Ratio of net investment (loss)
to average net assets	(.29)[e]	(.33)	(.29)	(.34)	(.20)	(.20)
Portfolio Turnover Rate	87.30[d]	176.06	181.09	271	207	175[g]
Net Assets, end of period
($ x 1,000)	151,004	142,906	219,144	299,563	232,706	186,991

a Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amounts include litigation proceeds received by the fund of $.01 for the year ended September 30, 2008 and $.01 for the year ended September 30, 2007.
d Not annualized.
e Annualized.
f For the period October 1, 2006 to September 19, 2007, the ratio includes the fund’s share of the TBC Small Cap
Growth Portfolio’s (the “Portfolio”) allocated expenses.
g On September 19, 2007, the fund, which had owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interests in the Portfolio. Effective
September 20, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

16

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

18

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	147,781,209	—	—	147,781,209
Equity Securities—
Foreign†	2,459,297	—	—	2,459,297
Mutual Funds	13,175,800	—	—	13,175,800
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2012,The Bank of New York Mellon earned $39,157 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

20

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2011	($)	Purchases ($)	Sales ($)	3/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,826,345		37,508,885	37,466,581	1,868,649		1.2
Dreyfus
Institutional
Cash
Advantage
Fund	29,798,675		63,828,262	82,319,786	11,307,151		7.5
Total	31,625,020 101,337,147			119,786,367	13,175,800		8.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on March 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, from October 1, 2011 until July 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, so that direct annual fund operating expenses for Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the fund’s average daily net assets.The reduction in invest-

22

ment advisory fee, pursuant to the undertaking, amounted to $50,564 during the period ended March 31, 2012.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $45,449 during the period ended March 31, 2012.

(b) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $15,078 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $2,042 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $51.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $3,145 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $102,431, administration fees $7,686, custodian fees $19,373, chief compliance officer fees $1,591, private wealth sub-accounting fees $48 and transfer agency per account fees $4,974, which are offset against an expense reimbursement currently in effect in the amount of $13,938.

(c) Prior to January 1, 2012, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of theTrust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board

24

meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $129,670,178 and $156,027,309, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $26,047,077, consisting of $29,494,652 gross unrealized appreciation and $3,447,575 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods.The Board also noted that the fund’s total return performance for the one-year period ended December 31, 2011 showed improvement over performance for other recent periods with rankings in the second quartile of the Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

28

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, until February 29, 2012, so that direct annual fund operating expenses for Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 0.95% of the fund’s average daily net assets. Dreyfus representatives and the Board agreed that the waiver would be extended until July 31, 2012. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY

AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives noted that the fund had been generally closed to new investors since July 6, 2007. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s improved performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Tax-Sensitive Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Todd Wakefield and B. Randall Watts, Jr., Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund produced a total return of 26.76%.1 In comparison, the fund’s benchmark, the Russell 2000 Growth Index (the “Index”), produced a total return of 30.26% for the same period.2

Small-cap stocks rebounded sharply during the reporting period as a variety of macroeconomic concerns eased.The fund produced a lower return than its benchmark, primarily due to shortfalls in the health care, information technology and financials sectors.

The Fund’s Investment Approach

The fund seeks to maximize after-tax total return, consisting of long-term growth of capital.To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with total market capitalizations, at the time of purchase, equal to or less than that of the largest company in the Index.When choosing stocks, we seek to identify small-cap companies which are experiencing or are expected to experience rapid growth.We use tax-sensitive strategies in seeking to reduce the impact of federal and state income taxes on the fund’s after-tax returns, including minimizing sales of securities that result in capital gains and selling underperforming securities to realize capital losses that can be offset against realized capital gains.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began in the wake of pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of the European Union, and uncertainties regarding the strength and sustainability of

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the U.S. economic recovery. As a result, investors fled riskier assets in favor of traditional safe havens, and many stocks began the reporting period at relatively depressed levels.

Fortunately, most of the worries plaguing investors at the time failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. In addition, corporate earnings reports generally were stronger than expected, and many investors responded favorably to more attractive valuations in the wake of the downturn.These positive developments lifted stock prices, including those of small-cap companies. The rally gathered momentum over the first quarter of 2012 as investors grew more tolerant of risks and shifted their attention from traditional safe havens to more speculative investments.

Health Care Stocks Weighed on Relative Performance

Although the fund participated to a significant degree in the small-cap market’s gains during the reporting period, the health care sector contained a number of disappointments. Specialty medical products maker Cooper was hurt by a recall of its eye care products, and clinical software provider Allscripts Healthcare Solutions suffered when it adjusted previously reported financial results downward and became embroiled in a regulatory investigation. In the information technology sector, advertising services provider Marchex, Cl. B and electronic components maker TTM Technologies issued lower-than-expected earnings guidance, triggering a sell-off in its shares. Finally, among financials companies, pawn shop operator First Cash Financial Services declined due to slowing growth in its main market, Mexico, as well as the deteriorating value of the peso against the U.S. dollar.

On a more positive note, our security selection process produced above-average returns in five of the 10 market sectors represented in the benchmark. In the consumer discretionary sector, movie studio Lions Gate Entertainment benefited from the accretive acquisition of another studio and saw one of its 2012 releases set new records during its opening weekend. Specialty retailer Oxford Industries, sellers of Tommy Bahama apparel, expanded its presence in Asia and achieved higher U.S.

4

sales during an unseasonably warm winter. Mattress manufacturer Select Comfort reported better-than-expected earnings resulting from the success of its marketing and merchandising strategies.

Among industrial companies, transportation and logistics firm Old Dominion Freight Line posted strong earnings amid higher shipping volumes, and electrical power specialist Thomas & Betts was acquired at a premium to its stock price at the time.

Positioned for Domestic Growth

As of the reporting period’s end, we have been encouraged by signs of economic improvement in the United States, but we have remained cautious regarding economic conditions overseas, particularly in Europe. Consequently, we have maintained the fund’s pro-growth investment posture with a focus on U.S. companies serving primarily domestic markets. We have found a number of opportunities among small-cap companies in the information technology sector, where we expect semiconductor manufacturers to encounter stronger demand. We have identified fewer stocks meeting our growth criteria in the materials sector, as weaker demand from the emerging markets may limit profitability across the sector.

April 16, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the voluntary absorption of certain fund expenses by The Dreyfus Corporation, which may be terminated at any time. Had these expenses not been absorbed, the return would have been lower.
2	SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small CapTax-Sensitive Equity Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

Expenses paid per $1,000†	$6.18
Ending value (after expenses)	$1,267.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

Expenses paid per $1,000†	$5.50
Ending value (after expenses)	$1,019.55

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

Common Stocks—98.9%	Shares	Value ($)
Consumer Discretionary—18.6%
Asbury Automotive Group	20,000[a]	540,000
BJ’s Restaurants	6,790[a]	341,876
Buffalo Wild Wings	6,970[a]	632,109
CafePress	1,270[a]	24,320
Caribou Coffee	24,060[a,b]	448,478
Cheesecake Factory	16,460[a]	483,759
DreamWorks Animation SKG, Cl. A	35,290[a,b]	651,101
Finish Line, Cl. A	21,150	448,803
Hibbett Sports	6,380[a]	348,029
Jarden	12,370	497,645
Lions Gate Entertainment	42,092[a,b]	585,921
Oxford Industries	10,350	525,987
Papa John’s International	9,210[a]	346,849
Rent-A-Center	28,770	1,086,068
Select Comfort	18,660[a]	604,397
Shuffle Master	34,020[a]	598,752
Six Flags Entertainment	18,700	874,599
SodaStream International	15,030[a,b]	506,210
Steven Madden	13,350[a]	570,713
Teavana Holdings	19,730[b]	389,076
Thor Industries	21,630	682,643
Tractor Supply	6,360	575,962
Ulta Salon, Cosmetics & Fragrance	5,550	515,540
		12,278,837
Consumer Staples—6.4%
Casey’s General Stores	11,840	656,646
Chefs’ Warehouse Holdings,	18,820	435,495
Darling International	28,570[a]	497,689
Elizabeth Arden	18,230[a]	637,685
Inter Parfums	35,780	561,388
Ruddick	15,180	608,718
United Natural Foods	18,240[a]	851,078
		4,248,699

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—6.8%
Dril-Quip	7,240[a]	470,745
Gulfport Energy	29,150[a]	848,848
Oasis Petroleum	25,000[a,b]	770,750
Oil States International	8,920[a]	696,295
Petroleum Development	13,930[a]	516,664
Rosetta Resources	13,420[a]	654,359
Tesco	36,860[a]	523,043
		4,480,704
Financial—5.8%
Education Realty Trust	33,110[c]	358,912
MarketAxess Holdings	14,900	555,621
Mid-America Apartment Communities	5,250[c]	351,908
Oritani Financial	37,500	550,500
Prosperity Bancshares	23,120	1,058,896
SVB Financial Group	14,530[a]	934,860
		3,810,697
Health Care—17.7%
Air Methods	4,740[a]	413,565
Alexion Pharmaceuticals	9,420[a]	874,741
Allscripts Healthcare Solutions	21,970[a]	364,702
Alnylam Pharmaceuticals	30,380[a]	336,307
Analogic	6,950	469,403
ARIAD Pharmaceuticals	33,620[a]	536,239
Catalyst Health Solutions	10,920[a]	695,932
Centene	7,370[a]	360,909
Cepheid	14,140[a]	591,476
Cubist Pharmaceuticals	19,110[a]	826,507
Exact Sciences	29,510[a]	329,332
HMS Holdings	11,790[a]	367,966
Jazz Pharmaceuticals	13,860[a]	671,794
Merit Medical Systems	34,730[a]	431,347
Natus Medical	33,410[a]	398,581
Nektar Therapeutics	52,340[a]	414,533
NPS Pharmaceuticals	40,420[a]	276,473
OraSure Technologies	34,360[a]	394,796
Questcor Pharmaceuticals	16,970[a,b]	638,411

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Salix Pharmaceuticals	6,770[a]	355,425
SXC Health Solutions	9,810[a]	735,358
ViroPharma	16,210[a]	487,435
WellCare Health Plans	9,860[a]	708,737
		11,679,969
Industrial—14.3%
Allegiant Travel	9,900[a,b]	539,550
Applied Industrial Technologies	12,250	503,842
Corporate Executive Board	29,813	1,282,257
Crane	14,970	726,045
EMCOR Group	22,450	622,314
Exponent	6,330[a]	307,132
Forward Air	16,980	622,657
Hexcel	27,340[a]	656,433
Interline Brands	17,740[a]	383,361
Landstar System	13,160	759,595
Middleby	5,540[a]	560,537
Mobile Mini	18,730[a]	395,578
RPX	38,650	655,504
Teledyne Technologies	9,018[a]	568,585
Triumph Group	7,960	498,774
TrueBlue	20,740[a]	370,831
		9,452,995
Materials—.6%
Haynes International	5,010	317,384
Kaiser Aluminum	1,400	66,164
		383,548
Technology—28.7%
ADTRAN	11,260	351,199
Applied Micro Circuits	45,680[a]	317,019
Arris Group	43,720[a]	494,036
ATMI	27,530[a]	641,449
Bankrate	16,410[b]	406,147
Bottomline Technologies	25,600[a]	715,264
Calix Networks	34,460[a]	293,944
Cirrus Logic	18,620[a]	443,156

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Technology (continued)
CommVault Systems	10,010[a]	496,896
comScore	23,240[a]	497,104
Diodes	21,240[a]	492,343
Entegris	52,210[a]	487,641
ExlService Holdings	13,850[a]	380,044
Harmonic	50,010[a]	273,555
Marchex, Cl. B	72,820	324,777
MAXIMUS	13,370	543,758
Mellanox Technologies	24,897[a,b]	1,041,442
Mentor Graphics	68,650[a]	1,020,139
Micrel	42,100	431,946
Netgear	27,150[a]	1,037,130
OpenTable	9,380[a,b]	379,609
OYO Geospace	6,710[a]	706,764
PMC-Sierra	97,450[a]	704,564
Power Integrations	8,030	298,074
Quality Systems	11,600	507,268
RADWARE	14,620[a]	547,373
RealD	15,300[a]	206,550
Responsys	27,510	329,295
Silicon Image	87,000[a]	511,560
SolarWinds	24,539[a]	948,432
TTM Technologies	39,420[a]	452,936
Vishay Intertechnology	57,080[a]	694,093
Volterra Semiconductor	17,020[a]	585,743
Websense	16,790[a]	354,101
Zillow	27,960	995,096
		18,910,447
Total Common Stocks
(cost $57,584,392)		65,245,896

Other Investment—1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $840,318)	840,318[d]	840,318

10

Investment of Cash Collateral
for Securities Loaned—8.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,623,746)	5,623,746[d]	5,623,746

Total Investments (cost $64,048,456)	108.7%	71,709,960
Liabilities, Less Cash and Receivables	(8.7%)	(5,749,303)
Net Assets	100.0%	65,960,657

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2012, the value of the fund’s securities on loan was $5,118,509 and the value of the collateral held by the fund was $5,623,746.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	28.7	Energy	6.8
Consumer Discretionary	18.6	Consumer Staples	6.4
Health Care	17.7	Financial	5.8
Industrial	14.3	Materials	.6
Money Market Investments	9.8		108.7

† Based on net assets.
See notes to financial statements.

TheFund 11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,118,509)—Note 1(b):
Unaffiliated issuers	57,584,392	65,245,896
Affiliated issuers	6,464,064	6,464,064
Receivable for investment securities sold		1,818,879
Dividends and securities lending income receivable		38,029
Prepaid expenses		12,346
		73,579,214
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		88,429
Cash overdraft due to Custodian		4,684
Liability for securities on loan—Note 1(b)		5,623,746
Payable for investment securities purchased		1,790,400
Payable for shares of Beneficial Interest redeemed		74,462
Accrued expenses		36,836
		7,618,557
Net Assets ($)		65,960,657
Composition of Net Assets ($):
Paid-in capital		75,549,344
Accumulated Investment (loss)—net		(157,535)
Accumulated net realized gain (loss) on investments		(17,092,656)
Accumulated net unrealized appreciation
(depreciation) on investments		7,661,504
Net Assets ($)		65,960,657
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		1,645,574
Net Asset Value, offering and redemption price per share ($)		40.08

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	161,692
Affiliated issuers	311
Income from securities lending—Note 1(b)	52,108
Total Income	214,111
Expenses:
Investment advisory fee—Note 3(a)	280,674
Administration fees—Note 3(a)	21,051
Auditing fees	19,389
Shareholder servicing costs—Note 3(b)	18,691
Prospectus and shareholders’ reports	10,811
Registration fees	10,259
Custodian fees—Note 3(b)	7,582
Legal fees	5,733
Trustees’ fees and expenses—Note 3(c)	4,287
Interest expense—Note 2	428
Loan commitment fees—Note 2	245
Miscellaneous	8,518
Total Expenses	387,668
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(5,760)
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	381,906
Investment (Loss)—Net	(167,795)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,796,712
Net unrealized appreciation (depreciation) on investments	11,367,153
Net Realized and Unrealized Gain (Loss) on Investments	17,163,865
Net Increase in Net Assets Resulting from Operations	16,996,070

See notes to financial statements.

TheFund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment (loss)—net	(167,795)	(599,205)
Net realized gain (loss) on investments	5,796,712	44,112,136
Net unrealized appreciation
(depreciation) on investments	11,367,153	(26,503,951)
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,996,070	17,008,980
Beneficial Interest Transactions ($):
Net proceeds from shares sold	1,818,866	9,467,058
Cost of shares redeemed	(26,834,643)	(136,293,105)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(25,015,777)	(126,826,047)
Total Increase (Decrease) in Net Assets	(8,019,707)	(109,817,067)
Net Assets ($):
Beginning of Period	73,980,364	183,797,431
End of Period	65,960,657	73,980,364
Undistributed investment income (loss)—net	(157,535)	10,260
Capital Share Transactions (Shares):
Shares sold	49,809	259,583
Shares redeemed	(744,077)	(3,665,874)
Net Increase (Decrease) in Shares Outstanding	(694,268)	(3,406,291)
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	31.62	31.99	29.05	33.59	43.15	42.27
Investment Operations:
Investment (loss)—net[b]	(.09)	(.14)	(.10)	(.09)	(.07)	(.07)
Net realized and unrealized
gain (loss) on investments	8.55	(.23)	3.04[c]	(4.45)	(6.42)[c]	8.07[c]
Total from Investment Operations	8.46	(.37)	2.94	(4.54)	(6.49)	8.00
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(3.07)	(7.12)
Net asset value, end of period	40.08	31.62	31.99	29.05	33.59	43.15
Total Return (%)	26.76[d]	(1.16)	10.12	(13.54)	(15.99)	20.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[e]	1.04	.99	1.05	.95	.96
Ratio of net expenses
to average net assets	1.09[e]	1.04	.99	1.05	.95	.96
Ratio of net investment (loss)
to average net assets	(.48)[e]	(.39)	(.33)	(.38)	(.19)	(.17)
Portfolio Turnover Rate	101.10[d]	188.90	171.24	265.74	209	170
Net Assets, end of period
($ x 1,000)	65,961	73,980	183,797	203,805	303,246	316,479

a Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount includes litigation proceeds received by the fund amounting to $.02, $.01 and $.04, respectively, per share for the years ended September 30, 2010, 2008 and 2007.
d Not annualized.
e Annualized.

See notes to financial statements.

TheFund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates a series company currently offering eleven series, including the fund. The fund’s investment objective is to maximize after-tax total return, consisting of long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

16

measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System

TheFund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

18

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	64,192,313	—	—	64,192,313
Equity Securities—
Foreign†	1,053,583	—	—	1,053,583
Mutual Funds	6,464,064	—	—	6,464,064
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2012, The Bank of New York Mellon earned $17,369 from lending portfolio securities, pursuant to the securities lending agreement.

20

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2011	($)	Purchases ($)	Sales ($)	3/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	526,397		17,583,537	17,269,616	840,318		1.3
Dreyfus
Institutional
Cash
Advantage
Fund	16,444,135		36,307,192	47,127,581	5,623,746		8.5
Total	16,970,532		53,890,729	64,397,197	6,464,064		9.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $21,097,536 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011. If not applied, the carryover expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

22

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2012, was approximately $71,600 with a related weighted average annualized interest rate of 1.19%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to limit the fund’s operating expenses or assume all or part of the expenses of the fund, if the aggregate expenses of the fund (exclusive taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets on the fund shares.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $5,760 during the period ended March 31, 2012.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $21,051 during the period ended March 31, 2012.

(b) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $794 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $80 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $7,582 pursuant to the custody agreement.

24

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $41,500, administration fees $3,394, custodian fees $32,520, chief compliance officer fees $1,591, Private Wealth sub-accounting fees $3,757 and transfer agency per account fees $6,733, which are offset against an expense reimbursement currently in effect in the amount of $1,066.

(c) Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $70,158,755 and $96,252,772, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $7,661,504, consisting of $9,494,965 gross unrealized appreciation and $1,833,461 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Universe medians for the various periods and that there was only one other fund in the Performance Group for most periods. The Board noted that the fund’s total return performance for the one-year period ended December 31, 2011 showed improvement, ranking in the second quartile of the Performance Universe and second of four in the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

28

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives also noted that the fund had been generally closed to new investors since July 6, 2007. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s improved performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Value Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Small Cap Value Fund produced a total return of 34.87%.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index (the “Index”), produced a total return of 29.41% for the same period.2

Small-cap stocks rebounded sharply during the reporting period as a variety of macroeconomic concerns eased.The fund produced a higher return than its benchmark, primarily due to the success of our stock selection strategy in eight of the 10 sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company in the Index. We use fundamental research and qualitative analysis to select stocks and look for companies with strong competitive positions, high-quality management, and financial strength. We use a consistent three-step fundamental research process to evaluate the stocks, consisting of valuation, which is to identify small-cap companies that are considered to be attractively priced relative to their earnings potential; fundamentals, which is to verify the strength of the underlying business position; and catalyst, which is to identify a specific event that has the potential to cause the stocks to appreciate in value.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began in the wake of pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

debt crisis in Greece might spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. As a result, investors fled riskier assets in favor of traditional safe havens, and many stocks began the reporting period at relatively depressed levels.

Fortunately, most of the worries plaguing investors at the time failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. In addition, corporate earnings reports generally were stronger than expected.These positive developments lifted stock prices, including those of small-cap companies. The rally gathered momentum over the first quarter of 2012 as investors grew more tolerant of risks and shifted their attention from traditional safe havens to more growth-oriented investments.

Stock Selection Strategy Boosted Relative Performance

Our value-oriented investment approach fared quite well in the reporting period’s improving market environment. The fund scored particular success in the financials sector, where capital markets firms and commercial banks buoyed results. For example, commercial bank SVB Financial Group reported better-than-expected quarterly earnings on the strength of solid loan growth, rising fee income and deposit inflows. The fund also benefited from not owning former investment bank MF Global Holdings, which weighed on the benchmark after filing for bankruptcy amid allegations of improprieties.

In the industrials sector, equipment rental firm RSC Holdings and commercial construction specialist Thomas & Betts were acquired during the reporting period at premiums to their stock prices at the time. Among information technology companies, product management solutions developer Parametric Technology posted better-than-expected earnings, online service delivery specialist NetScout Systems advanced due to its expansion into the storage and media markets, and semiconductor makerVishay Intertechnology saw improved demand for its products.

4

Disappointments during the reporting period were concentrated mainly in the consumer staples and energy sectors. Chicken producer Sanderson Farms was hurt by the dampening effects of higher feed costs on earnings, and baked goods maker Flowers Foods was hurt by higher commodity prices and weakness in its warehouse delivery segment. Although independent oil and gas company Swift Energy posted solid quarterly financial results, its stock price declined after management issued weaker-than-expected earnings guidance to analysts.

Positioned for Domestic Growth

As of the reporting period’s end, we have been encouraged by signs of economic improvement in the United States, but we remain cautious regarding economic conditions overseas, particularly in Europe. Consequently, we have maintained the fund’s value-oriented investment posture with a focus on companies serving primarily domestic markets. We have found a number of opportunities among small-cap companies in the consumer discretionary sector, including those in the leisure and household durables categories.We have identified fewer stocks meeting our investment criteria in the financials sector, particularly within the real estate investment trusts segment.

April 16, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small CapValue Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

Expenses paid per $1,000†	$5.70
Ending value (after expenses)	$1,348.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

Expenses paid per $1,000†	$4.90
Ending value (after expenses)	$1,020.15

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

8

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

10

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—7.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $35,530,997)	35,530,997[d]	35,530,997

Total Investments (cost $479,456,069)	107.1%	534,426,639
Liabilities, Less Cash and Receivables	(7.1%)	(35,607,038)
Net Assets	100.0%	498,819,601

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2012, the value of the fund’s securities on loan was
$33,724,572 and the value of the collateral held by the fund was $35,591,716, consisting of cash collateral of
$35,530,997 and U.S Government & Agency securities value at $60,719.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.3	Energy	5.5
Consumer Discretionary	21.2	Consumer Staples	5.3
Industrial	13.7	Health Care	5.0
Technology	11.6	Utilities	4.4
Money Market Investments	7.6	Telecommunication Services	.9
Materials	5.6		107.1

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $33,724,572)—Note 1(b):
Unaffiliated issuers	441,281,788	496,252,358
Affiliated issuers	38,174,281	38,174,281
Cash		874,747
Receivable for investment securities sold		2,481,250
Dividends and securities lending income receivable		1,206,030
Receivable for shares of Beneficial Interest subscribed		101
Prepaid expenses		20,460
		539,009,227
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		370,293
Liability for securities on loan—Note 1(b)		35,530,997
Payable for investment securities purchased		3,826,445
Payable for shares of Beneficial Interest redeemed		320,032
Accrued expenses		141,859
		40,189,626
Net Assets ($)		498,819,601
Composition of Net Assets ($):
Paid-in capital		457,247,422
Accumulated undistributed investment income—net		1,612,011
Accumulated net realized gain (loss) on investments		(15,010,402)
Accumulated net unrealized appreciation
(depreciation) on investments		54,970,570
Net Assets ($)		498,819,601
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		19,748,356
Net Asset Value, offering and redemption price per share ($)		25.26

See notes to financial statements.

TheFund 13

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,781,663
Affiliated issuers	2,749
Income from securities lending—Note 1(b)	81,096
Total Income	3,865,508
Expenses:
Investment advisory fee—Note 3(a)	1,777,065
Shareholder servicing costs—Note 3(b)	197,987
Administration fees—Note 3(a)	59,468
Professional fees	45,284
Trustees’ fees and expenses—Note 3(c)	24,184
Prospectus and shareholders’ reports	14,795
Registration fees	10,850
Custodian fees—Note 3(b)	8,921
Loan commitment fees—Note 2	1,631
Miscellaneous	12,962
Total Expenses	2,153,147
Less—reduction in fees due to earnings credits—Note 3(b)	(37)
Net Expenses	2,153,110
Investment Income—Net	1,712,398
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,657,463
Net unrealized appreciation (depreciation) on investments	91,282,123
Net Realized and Unrealized Gain (Loss) on Investments	124,939,586
Net Increase in Net Assets Resulting from Operations	126,651,984
See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	1,712,398	2,753,886
Net realized gain (loss) on investments	33,657,463	36,131,352
Net unrealized appreciation
(depreciation) on investments	91,282,123	(62,052,604)
Net Increase (Decrease) in Net Assets
Resulting from Operations	126,651,984	(23,167,366)
Dividends to Shareholders from ($):
Investment income—net	(1,739,010)	(2,299,813)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	66,609,856	65,411,759
Dividends reinvested	1,557,770	1,902,141
Cost of shares redeemed	(66,436,821)	(162,063,464)[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,730,805	(94,749,564)
Total Increase (Decrease) in Net Assets	126,643,779	(120,216,743)
Net Assets ($):
Beginning of Period	372,175,822	492,392,565
End of Period	498,819,601	372,175,822
Undistributed investment income—net	1,612,011	1,638,623
Capital Share Transactions (Shares):
Shares sold	2,786,597	2,957,882
Shares issued for dividends reinvested	72,963	83,795
Shares redeemed	(2,892,596)	(7,194,347)
Net Increase (Decrease) in Shares Outstanding	(33,036)	(4,152,670)

a Includes redemption-in-kind amounting to $25,413,113.
See notes to financial statements.

TheFund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.81	20.57	18.54	19.85	25.26	23.70
Investment Operations:
Investment income—net[b]	.09	.13	.10	.11	.18	.16
Net realized and unrealized
gain (loss) on investments	6.45	(1.79)	1.99	(1.31)	(3.95)	2.48
Total from Investment Operations	6.54	(1.66)	2.09	(1.20)	(3.77)	2.64
Distributions:
Dividends from
investment income—net	(.09)	(.10)	(.06)	(.11)	(.19)	(.09)
Dividends from net realized
gain on investments	—	—	—	—	(1.45)	(.99)
Total Distributions	(.09)	(.10)	(.06)	(.11)	(1.64)	(1.08)
Net asset value, end of period	25.26	18.81	20.57	18.54	19.85	25.26
Total Return (%)	34.87[c]	(8.14)	11.27	(5.83)	(15.38)	11.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[d]	.96	.93	.97	.93	.90[e]
Ratio of net expenses
to average net assets	.97[d]	.96	.93	.97	.93	.90[e]
Ratio of net investment income
to average net assets	.77[d]	.57	.52	.76	.85	.61
Portfolio Turnover Rate	52.11[c]	66.51	79.47	82.04	73	67[f]
Net Assets, end of period
($ x 1,000)	498,820	372,176	492,393	458,499	504,373	829,957

a Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e For the period October 1, 2006 to September 19, 2007, the ratio includes the fund’s share of the TBC Small Cap
Value Portfolio’s (the “Portfolio”) allocated expenses.
f On September 19, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio. Effective
September 20, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Value Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek long-term growth of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value

TheFund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales

18

price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	496,252,358	—	—	496,252,358
Mutual Funds	38,174,281	—	—	38,174,281
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2012, The Bank of New York Mellon earned $27,032 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

22

The fund has an unused capital loss carryover of $46,749,064 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011. If not applied, $29,030,754 of the carryover expires in fiscal 2017 and $17,718,310 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $2,299,813. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the fund’s average daily net assets and is payable monthly.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $59,468 during the period ended March 31, 2012.

(b) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $14,244 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $1,535 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $37.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund.

24

During the period ended March 31, 2012, the fund was charged $8,921 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $327,413, administration fees $2,080, custodian fees $25,239, chief compliance officer fees $1,591, PrivateWealth sub-accounting fees $5,434 and transfer agency per account fees $8,536.

(c) Prior to January 1, 2012, each Trustee who is not an “interested person” of theTrust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $228,677,094 and $227,376,101, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $54,970,570, consisting of $63,883,288 gross unrealized appreciation and $8,912,718 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement (together, the “Agreement”) pursuant to which Dreyfus provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medi-ans.The Board noted that the fund’s total return performance for the one-year period ended December 31, 2011 showed improvement with rankings in the second quartile of the Performance Group and the first quartile of the Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

28

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median, and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives noted that the fund had been generally closed to new investors since August 31, 2006. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s improved performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small/Mid Cap Growth Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Todd Wakefield and B. Randall Watts, Jr., Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/The Boston Company Small/Mid Cap Growth Fund’s Class A shares produced a total return of 30.94%, Class C shares returned 30.35% and Class I shares returned 31.14%.1 In comparison, the fund’s benchmark, the Russell 2500 Growth Index (the “Index”), produced a total return of 30.09% for the same period.2

Small- and midcap stocks rebounded sharply during the reporting period as a variety of macroeconomic concerns eased.The fund produced slightly higher returns than its benchmark, primarily due to the favorable stock selections in seven of the 10 market sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap and midcap U.S. companies with market capitalizations, at the time of purchase, equal to or less than the total market capitalization of the largest company in the Index. When choosing stocks, we seek to identify high-quality small-cap and midcap companies with rapid current or expected earnings or revenue growth. We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth.We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began after pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of the European Union, and uncertainties regarding the

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sustainability of the U.S. economic recovery. As a result, investors fled riskier assets in favor of traditional safe havens, and many stocks began the reporting period at relatively depressed levels.

Fortunately, most of these worries failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. In addition, corporate earnings reports generally were stronger than expected, and investors responded favorably to more attractive valuations in the wake of the downturn.These positive developments lifted stock prices of small- and midcap companies.The rally gathered momentum over the first quarter of 2012 when investors shifted their attention from traditional safe havens to more speculative investments.

Technology Holdings Buoyed Relative Performance

As investors renewed their focus on long-term company fundamentals, our security selection process produced especially strong results in the information technology sector. Cloud computing specialist Rackspace Hosting posted better-than-expected earnings as the trend toward centralized application and data management gained traction. Semiconductor maker Skyworks Solutions advanced when the company gained market share in the growing mobile devices category. LSI, which makes semiconductors for storage and networking equipment, raised its 2012 earnings guidance due to above-trend growth across its various business segments.

In the consumer discretionary sector, movie studio Lions Gate Entertainment benefited from the accretive acquisition of another studio and saw one of its 2012 releases set new records during its opening weekend. Accessories retailer Michael Kors Holdings achieved robust sales of watches during the 2011 holiday season. Among energy companies, Plains Exploration & Production achieved better-than-expected production volumes with lower-than-expected costs, and Brigham Exploration was acquired by Norwegian oil company Statoil at a premium to its stock price at the time.

On the other hand, the health care sector contained a number of disappointments. Specialty medical products maker Cooper was hurt by a recall of its eye care products, and clinical software provider Allscripts

4

Healthcare Solutions suffered when it adjusted previously reported financial results downward and became embroiled in a regulatory investigation. Among financial companies, pawn shop operator First Cash Financial Services declined as a result of slowing growth in its main market, Mexico, as well as the deteriorating value of the peso against the U.S. dollar.

Positioned for Domestic Growth

As of the reporting period’s end, we have been encouraged by signs of economic improvement in the United States, but we have remained cautious regarding economic conditions overseas, particularly in Europe. Consequently, we have maintained the fund’s pro-growth investment posture with a focus on U.S. companies serving primarily domestic markets.We have found a number of opportunities among small- and midcap companies in the information technology sector, where we expect semiconductor manufacturers to encounter stronger demand. We have identified fewer stocks meeting our growth criteria in the materials sector, as weaker demand from the emerging markets may limit profitability across the sector.

April 16, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the
Russell 3000 Index, which is composed of the 3,000 largest U. S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small/Mid Cap Growth Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.29	$11.63	$4.51
Ending value (after expenses)	$1,309.40	$1,303.50	$1,311.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.50	$10.18	$3.94
Ending value (after expenses)	$1,019.55	$1,014.90	$1,021.10

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 2.02% for Class C and .78%
for Class I , multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

8

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology (continued)
Vantiv, Cl. A	468,370		9,194,103
Vishay Intertechnology	478,840	[a]	5,822,694
			178,159,291
Total Common Stocks
(cost $487,547,196)			601,098,921

Other Investment—1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,648,802)	10,648,802	[d]	10,648,802

Investment of Cash Collateral
for Securities Loaned—5.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $33,237,960)	33,237,960	[d]	33,237,960
Total Investments (cost $531,433,958)	105.3%		644,985,683
Liabilities, Less Cash and Receivables	(5.3%)		(32,397,032)
Net Assets	100.0%		612,588,651

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2012, the value of the fund’s securities on loan was
$33,234,088 and the value of the collateral held by the fund was $33,968,184, consisting of cash collateral of
$33,237,960 and US Government and Agency securities valued at $730,224.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	29.2	Financial	5.5
Consumer Discretionary	17.4	Consumer Staples	4.1
Health Care	16.5	Materials	2.4
Industrial	14.7	Exchange Traded Funds	1.3
Energy	7.1
Money Market Investments	7.1		105.3

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $33,234,088)—Note 1(b):
Unaffiliated issuers	487,547,196	601,098,921
Affiliated issuers	43,886,762	43,886,762
Cash		363,493
Receivable for investment securities sold		10,542,518
Dividends and securities lending income receivable		172,587
Receivable for shares of Beneficial Interest subscribed		78,768
Prepaid expenses		47,009
		656,190,058
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		389,825
Liability for securities on loan—Note 1(b)		33,237,960
Payable for investment securities purchased		8,533,339
Payable for shares of Beneficial Interes redeemed		1,310,711
Accrued expenses		129,572
		43,601,407
Net Assets ($)		612,588,651
Composition of Net Assets ($):
Paid-in capital		498,258,818
Accumulated Investment (loss)—net		(695,146)
Accumulated net realized gain (loss) on investments		1,473,254
Accumulated net unrealized appreciation
(depreciation) on investments		113,551,725
Net Assets ($)		612,588,651

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	141,647,479	1,559,337	469,381,835
Shares Outstanding	9,050,009	102,840	29,737,049
Net Asset Value Per Share ($)	15.65	15.16	15.78

See notes to financial statements.

TheFund 11

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,469,839
Affiliated issuers	4,320
Income from securities lending—Note 1(b)	139,161
Total Income	1,613,320
Expenses:
Investment advisory fee—Note 3(a)	1,620,809
Shareholder servicing costs—Note 3(c)	425,231
Administration fee—Note 3(a)	59,252
Prospectus and shareholders’ reports	56,520
Professional fees	45,260
Registration fees	32,932
Custodian fees—Note 3(c)	25,977
Trustees’ fees and expenses—Note 3(d)	25,419
Distribution fees—Note 3(b)	5,099
Loan commitment fees—Note 2	2,461
Miscellaneous	9,682
Total Expenses	2,308,642
Less—reduction in fees due to earnings credits—Note 3(c)	(176)
Net Expenses	2,308,466
Investment (Loss)—Net	(695,146)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	39,233,714
Net unrealized appreciation (depreciation) on investments	103,911,582
Net Realized and Unrealized Gain (Loss) on Investments	143,145,296
Net Increase in Net Assets Resulting from Operations	142,450,150

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment (loss)—net	(695,146)	(1,080,275)
Net realized gain (loss) on investments	39,233,714	54,634,136
Net unrealized appreciation
(depreciation) on investments	103,911,582	(32,974,637)
Net Increase (Decrease) in Net Assets
Resulting from Operations	142,450,150	20,579,224
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(9,565,986)	—
Class C Shares	(104,974)	—
Class I Shares	(30,683,649)	—
Total Dividends	(40,354,609)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,004,859	6,956,002
Class C Shares	232,158	102,958
Class I Shares	66,656,679	102,128,527
Dividends reinvested:
Class A Shares	9,182,151	—
Class C Shares	82,604	—
Class I Shares	25,334,493	—
Cost of shares redeemed:
Class A Shares	(7,698,729)	(13,693,679)
Class C Shares	(125,934)	(125,270)
Class I Shares	(42,400,843)	(67,735,285)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	60,267,438	27,633,253
Total Increase (Decrease) in Net Assets	162,362,979	48,212,477
Net Assets ($):
Beginning of Period	450,225,672	402,013,195
End of Period	612,588,651	450,225,672
Undistributed investment (loss)—net	(695,146)	—

TheFund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Class A
Shares sold	602,230	476,874
Shares issued for dividends reinvested	664,423	—
Shares redeemed	(531,498)	(957,046)
Net Increase (Decrease) in Shares Outstanding	735,155	(480,172)
Class C
Shares sold	16,541	7,212
Shares issued for dividends reinvested	6,150	—
Shares redeemed	(8,852)	(8,690)
Net Increase (Decrease) in Shares Outstanding	13,839	(1,478)
Class I
Shares sold	4,586,005	7,087,450
Shares issued for dividends reinvested	1,820,007	—
Shares redeemed	(2,861,577)	(4,737,304)
Net Increase (Decrease) in Shares Outstanding	3,544,435	2,350,146

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.95	12.26	11.10	8.36
Investment Operations:
Investment (loss)—net[b]	(.04)	(.06)	(.04)	(.02)
Net realized and unrealized
gain (loss) on investments	3.89	.75	1.20	2.76
Total from Investment Operations	3.85	.69	1.16	2.74
Distributions:
Dividends from net realized
gain on investments	(1.15)	—	—	—
Net asset value, end of period	15.65	12.95	12.26	11.10
Total Return (%)[c]	30.94[d]	5.63	10.45	32.78[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[e]	1.09	1.12	1.26[e]
Ratio of net expenses to average net assets	1.09[e]	1.09	1.12	1.25[e]
Ratio of net investment (loss)
to average net assets	(.49)[e]	(.45)	(.35)	(.37)[e]
Portfolio Turnover Rate	85.52[d]	180.82	191.46	278.73
Net Assets, end of period ($ x 1,000)	141,647	107,696	107,796	186

[a]	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annaulized.

See notes to financial statements.

TheFund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.06	11.05	8.36
Investment Operations:
Investment (loss)—net[b]	(.10)	(.18)	(.13)	(.06)
Net realized and unrealized
gain (loss) on investments	3.78	.75	1.14	2.75
Total from Investment Operations	3.68	.57	1.01	2.69
Distributions:
Dividends from net realized
gain on investments	(1.15)	—	—	—
Net asset value, end of period	15.16	12.63	12.06	11.05
Total Return (%)[c]	30.35[d]	4.73	9.14	32.18[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02[e]	1.95	1.99	2.16[e]
Ratio of net expenses to average net assets	2.02[e]	1.95	1.99	2.00[e]
Ratio of net investment (loss)
to average net assets	(1.42)[e]	(1.31)	(1.21)	(1.20)[e]
Portfolio Turnover Rate	85.52[d]	180.82	191.46	278.73
Net Assets, end of period ($ x 1,000)	1,559	1,124	1,091	13

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annaulized.

See notes to financial statements.

16

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.03	12.29	11.10	11.97	17.66	14.92
Investment Operations:
Investment income (loss)—net[b]	(.01)	(.02)	(.01)	(.00)[c]	(.02)	.01
Net realized and unrealized
gain (loss) on investments	3.91	.76	1.20	(.87)	(1.93)[d]	3.74[d]
Total from Investment Operations	3.90	.74	1.19	(.87)	(1.95)	3.75
Distributions:
Dividends from
investment income—net	—	—	—	—	(.01)	—
Dividends from net realized
gain on investments	(1.15)	—	—	—	(3.73)	(1.01)
Total Distributions	(1.15)	—	—	—	(3.74)	(1.01)
Net asset value, end of period	15.78	13.03	12.29	11.10	11.97	17.66
Total Return (%)	31.14[e]	6.02	10.72	(7.27)	(14.32)	26.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[f]	.77	.81	.93	1.11	1.23
Ratio of net expenses
to average net assets	.78[f]	.77	.81	.93	1.00	1.00
Ratio of net investment income
(loss) to average net assets	(.18)[f]	(.14)	(.05)	(.01)	(.15)	.07
Portfolio Turnover Rate	85.52[e]	180.82	191.46	278.73	201	180
Net Assets, end of period
($ x 1,000)	469,382	341,406	293,126	168,631	90,267	22,432

a The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Amounts include litigation proceeds received by the fund of $.01 and $.19 per share for the years ended September
30, 2008 and September 30, 2007, respectively.
e Not annualized.
f Annaulized.

See notes to financial statements.

TheFund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I shares. Class A and Class C shares are sold primarily to retail investors through intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

20

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	588,238,622	—	—	588,238,622
Equity Securities—
Foreign†	4,680,510	—	—	4,680,510
Mutual Funds/
Exchange
Traded Funds	52,066,551	—	—	52,066,551

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measure-

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2012, The Bank of New York Mellon earned $46,387 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $26,861,162 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011.As a result of the fund’s April 29, 2010 merger with Dreyfus Discovery Fund, capital losses of $26,861,162 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual lim-itation.This acquired capital loss will expire in fiscal 2016.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

24

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $59,252 during the period ended March 31, 2012.

During the period ended March 31, 2012, the Distributor retained $671 from commissions earned on sales of the fund’s Class A shares.

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended March 31, 2012, Class C shares were charged $5,099 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Class A and Class C shares were charged $157,272 and $1,700, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $54,258 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

26

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $6,920 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $176.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $25,977 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $308,952, administration fees $2,575, Rule 12b-1 distribution plan fees $982, shareholder services plan fees $30,139, custodian fees $26,048, chief compliance officer fees $1,591, Private Wealth sub-accounting fees $34 and transfer agency per account fees $19,504.

(d) Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012). With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each

28

EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid toTrustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $469,760,644 and $453,184,312, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $113,551,725, consisting of $117,256,602 gross unrealized appreciation and $3,704,877 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2011, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

30

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the three-year period when the fund’s performance was below the Performance Group and Performance Universe medi-ans.The Board also noted that the fund ranked first in the Performance Group for the one-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that

TheFund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

32

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

TheFund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
27	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Intermediate Tax Exempt
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/Standish Intermediate Tax Exempt Bond Fund covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the last six-month period, which enabled them to avoid some of the volatility affecting their taxable fixed-income counterparts as economic sentiment changed. The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking high current after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher total returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for near-trend growth in 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Christine Todd, CFA, Steven Harvey, and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/Standish Intermediate Tax Exempt Bond Fund’s Class A shares produced a total return of 2.39%, Class C shares returned 2.03% and Class I shares returned 2.54%.1 In comparison, the fund’s benchmark, the Barclays 3-, 5-, 7-, 10-Year Municipal Bond Index (the “Index”), provided a total return of 2.49% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period. Our security selection strategy helped the fund produce returns that were in line with its benchmark.

The Fund’s Investment Approach

The fund seeks to provide a high level of interest income exempt from federal income tax, while seeking preservation of shareholders’ capital. To pursue this goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests exclusively in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by Dreyfus, with an emphasis on high grade securities.3 The dollar weighted average effective maturity of the fund’s portfolio generally will be between three and 10 years, but the fund may invest in individual securities of any maturity.We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue bonds, based on their apparent relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began in the wake of heightened turmoil in the financial markets sparked by an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the sustainability of the U.S. economic recovery. The Federal Reserve Board (the “Fed”) responded to these economic concerns with Operation Twist, in which the central bank sold short-term U.S. Treasury securities and purchased long-term bonds, driving longer-term yields lower.

Fortunately, investors’ worries at the time failed to materialize, and better economic data soon prompted investors to return their attention to riskier assets.As a result, municipal bonds that had been punished most severely during the downturn rallied through the reporting period’s end, while higher quality bonds generally lagged market averages.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure led to reduced borrowing. Meanwhile, demand remained robust from individuals seeking higher levels of current income in a low interest rate environment. From a credit-quality perspective, many states and municipalities cut spending, helping to ease fiscal concerns.

Credit Selection Strategies Proved Effective

Our focus on valuations led us to establish positions in bonds from states that had posted sharp declines during the summer 2011 downturn. General obligation bonds from California, Illinois and New Jersey bounced back particularly strongly when credit conditions improved. We later sold the fund’s holdings of Illinois general obligation bonds and trimmed positions from New Jersey and California when they reached fuller valuations. In addition, our security selection strategy produced overweighted exposure to revenue bonds, which also rebounded from relatively low prices. Bonds backed by hospitals, airports, industrial development projects and the states’ settlement of litigation with U.S. tobacco companies fared especially well during the rally.

These successes were offset to a degree by underweighted exposure to bonds with maturities of 15 years and longer, as well as our ongoing efforts to upgrade the fund’s overall credit quality.While we believe that a shift to higher-rated credit profile is the right strategy for the longer term, it proved to be a slight drag on performance when investors refocused on lower-rated securities during the reporting period.

Adjusting to a Changing Market Environment

We are encouraged by recently improved data, but we believe the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, higher yielding bonds have become more richly valued after the recent rally. Consequently, we expect market volatility to remain elevated, and we intend to stay nimble in order to make tactical moves out of richly valued bonds and into those selling below our estimate of their intrinsic values.We also have reduced exposure to bonds with provisions for early redemption over the next few years in favor of those with longer call dates and higher yields.

April 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect through February 1, 2013, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Source: Lipper Inc.
3	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish IntermediateTax Exempt Bond Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.05	$7.83	$2.28
Ending value (after expenses)	$1,023.90	$1,020.30	$1,025.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.04	$7.82	$2.28
Ending value (after expenses)	$1,021.00	$1,017.25	$1,022.75

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C and .45% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.6%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/13	1,000,000	1,051,140
Birmingham Water Works Board,
Water Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,153,250
Alaska—.8%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,087,960
Arizona—.5%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	710,000	720,125
California—16.4%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,799,310
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,183,300
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,209,240
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,764,330
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/14	1,250,000	1,368,562
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/17	1,000,000	1,190,150
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,228,615
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,290,563
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,168,072

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,198,700
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,082,030
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; AMBAC)	5.00	6/1/20	500,000	500,340
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; AMBAC)	4.60	6/1/23	750,000	759,278
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,425,514
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	1,000,000	1,225,930
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,372,020
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,169,900
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/18	1,000,000	1,169,640
Colorado—1.0%
Colorado Housing and
Finance Authority,
Single Family Program
Senior and Subordinate Bonds	6.80	2/1/31	835,000	878,203
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	465,000	499,903

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida—8.8%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,072,910
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,201,120
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,032,360
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,171,680
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,130,720
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,429,480
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	111,019
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/18	1,000,000	1,173,230
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	867,585
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,174,480

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—7.3%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,129,770
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,125,440
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,243,440
Fulton County,
Water and Sewerage Revenue	5.00	1/1/17	1,000,000	1,175,780
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,448,834
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,182,040
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	2,500,000	2,947,275
Hawaii—1.5%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,068,680
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,089,480
Illinois—6.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport) (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/20	1,000,000	1,126,580
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,341,460
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	119,466
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	767,715

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,132,450
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,103,680
Northern Illinois University Board
of Trustees, Auxiliary Facilities
System Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/17	1,500,000	1,676,895
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/17	1,000,000	1,123,850
Indiana—1.3%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,849,965
Kansas—1.0%
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,404,990
Kentucky—.9%
Louisville and Jefferson County
Metropolitan Sewer District, Sewer
and Drainage System Revenue	5.00	5/15/23	1,000,000	1,200,250
Louisiana—1.1%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	9/1/14	1,500,000	1,599,780
Maryland—5.0%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/16	1,500,000	1,769,850
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.13	6/1/20	1,000,000	1,068,490
Montgomery County,
GO (Consolidated
Public Improvement)	5.00	7/1/16	1,500,000	1,765,290
Prince George’s County,
GO (Consolidated
Public Improvement)	5.00	9/15/17	2,000,000	2,420,840

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—3.5%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	3/1/15	1,000,000	[a]	1,130,630
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.25	7/1/20	810,000		1,018,802
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000		1,660,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000		1,083,250
Michigan—3.1%
Detroit,
Sewage Disposal System
Second Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000		1,043,250
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000		1,131,360
Detroit School District,
School Building and Site
Improvement Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/14	1,000,000		1,078,950
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/16	1,000,000		1,103,330
Nebraska—.8%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000		1,118,630

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey—2.6%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,113,910
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,410,783
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	12/15/16	1,000,000	1,165,940
New Mexico—1.0%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	320,000	330,115
New Mexico,
Severance Tax Bonds	5.00	7/1/15	1,000,000	1,143,430
New York—4.9%
Metropolitan
Transportation Authority,
Transportation Revenue	5.25	11/15/14	1,000,000	1,113,170
New York City,
GO	5.00	8/1/21	2,000,000	2,356,360
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/19	1,000,000	1,170,280
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/14	1,000,000	1,053,830
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,163,550
Ohio—1.9%
Franklin County,
Revenue (Trinity Health
Credit Group)	5.00	6/1/14	1,340,000	1,456,325
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,200,612

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—1.6%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,188,840
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,095,680
Rhode Island—.0%
Rhode Island Housing and
Mortgage Finance
Corporation, Homeownership
Opportunity Bonds	4.95	10/1/16	65,000	65,153
South Carolina—1.3%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,500,000	1,843,875
South Dakota—2.0%
South Dakota Conservancy District,
Revenue (State Revolving
Fund Program)	5.00	8/1/17	2,370,000	2,829,116
Tennessee—1.3%
Tennessee,
GO	5.00	8/1/18	1,500,000	1,837,410
Texas—10.4%
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,168,320
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/17	1,500,000	1,775,970
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,060,660
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,644,902

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,143,890
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000		549,493
Pasadena Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/15	1,000,000		1,127,300
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000		1,054,710
San Manuel Entertainment
Authority, Public
Improvement Revenue	4.50	12/1/16	1,000,000		993,300
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		606,648
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,214,660
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,169,530
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	[b]	9,606
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/16	1,000,000		1,163,840
Utah—.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	30,000		30,043

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia—.9%
Norfolk,
Water Revenue	5.00	11/1/19	1,000,000	1,232,810
Washington—3.7%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000	1,154,970
Energy Northwest,
Electric Revenue (Project Three)	5.00	7/1/15	1,000,000	1,138,910
King County,
Sewer Revenue	5.00	1/1/17	1,500,000	1,767,480
NJB Properties,
LR (King County,
Washington Project)	5.00	12/1/14	1,000,000	1,115,090
West Virginia—1.0%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000	1,342,887
Wyoming—.8%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,075,570
U.S. Related—3.1%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	563,260
Puerto Rico Government
Development Bank,
Senior Notes	5.25	1/1/15	600,000	640,056
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,360,000	1,418,412
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,750,065
Total Long-Term Municipal Investments
(cost $130,288,991)				137,562,892

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.9%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California State Teachers
Retirement System and
Citibank NA)	0.16	4/1/12	1,600,000	[c]	1,600,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.20	4/1/12	1,000,000	[c]	1,000,000
Total Short-Term Municipal Investments
(cost $2,600,000)					2,600,000

Total Investments (cost $132,888,991)			99.7%		140,162,892
Cash and Receivables (Net)			.3%		437,805
Net Assets			100.0%		140,600,697

a This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	18.8
AA		Aa		AA	45.9
A		A		A	29.9
BBB		Baa		BBB	2.9
F1		MIG1/P1		SP1/A1	1.9
Not Rated[d]		Not Rated[d]		Not Rated[d]	.6
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		132,888,991	140,162,892
Cash			195,945
Interest receivable			1,612,623
Receivable for shares of Beneficial Interest subscribed			15,537
Prepaid expenses			29,183
			142,016,180
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			43,510
Payable for investment securities purchased			1,209,100
Payable for shares of Beneficial Interest redeemed			118,157
Accrued expenses			44,716
			1,415,483
Net Assets ($)			140,600,697
Composition of Net Assets ($):
Paid-in capital			133,285,028
Accumulated undistributed investment income—net			10,463
Accumulated net realized gain (loss) on investments			31,305
Accumulated net unrealized appreciation
(depreciation) on investments			7,273,901
Net Assets ($)			140,600,697

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	7,863,949	1,784,808	130,951,940
Shares Outstanding	340,819	77,331	5,672,759
Net Asset Value Per Share ($)	23.07	23.08	23.08

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	2,086,354
Expenses:
Investment advisory fee—Note 3(a)	272,090
Administration fee—Note 3(a)	40,814
Professional fees	27,466
Registration fees	25,564
Shareholder servicing costs—Note 3(c)	17,669
Prospectus and shareholders’ reports	8,170
Custodian fees—Note 3(c)	5,270
Distribution fees—Note 3(b)	4,585
Trustees’ fees and expenses—Note 3(d)	3,975
Loan commitment fees—Note 2	555
Miscellaneous	20,164
Total Expenses	426,322
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(102,469)
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	323,849
Investment Income—Net	1,762,505
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	128,515
Net unrealized appreciation (depreciation) on investments	1,471,941
Net Realized and Unrealized Gain (Loss) on Investments	1,600,456
Net Increase in Net Assets Resulting from Operations	3,362,961

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	1,762,505	3,510,288
Net realized gain (loss) on investments	128,515	1,493,354
Net unrealized appreciation
(depreciation) on investments	1,471,941	(740,895)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,362,961	4,262,747
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(67,373)	(81,781)
Class C Shares	(8,883)	(12,350)
Class I Shares	(1,675,786)	(3,414,866)
Net realized gain on investments:
Class A Shares	(53,767)	(3,630)
Class C Shares	(10,843)	(747)
Class I Shares	(1,442,321)	(134,715)
Total Dividends	(3,258,973)	(3,648,089)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,963,394	4,604,666
Class C Shares	1,098,414	567,251
Class I Shares	11,163,060	41,492,291
Dividends reinvested:
Class A Shares	112,548	77,696
Class C Shares	19,330	11,545
Class I Shares	2,872,434	3,169,284
Cost of shares redeemed:
Class A Shares	(1,970,878)	(1,620,961)
Class C Shares	(48,617)	(348,252)
Class I Shares	(11,589,771)	(26,306,295)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,619,914	21,647,225
Total Increase (Decrease) in Net Assets	6,723,902	22,261,883
Net Assets ($):
Beginning of Period	133,876,795	111,614,912
End of Period	140,600,697	133,876,795
Undistributed investment income—net	10,463	—

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Class A
Shares sold	215,135	203,377
Shares issued for dividends reinvested	4,882	3,446
Shares redeemed	(85,718)	(72,882)
Net Increase (Decrease) in Shares Outstanding	134,299	133,941
Class C
Shares sold	47,417	25,211
Shares issued for dividends reinvested	839	511
Shares redeemed	(2,096)	(15,461)
Net Increase (Decrease) in Shares Outstanding	46,160	10,261
Class I
Shares sold	481,464	1,831,004
Shares issued for dividends reinvested	124,637	140,567
Shares redeemed	(501,892)	(1,172,434)
Net Increase (Decrease) in Shares Outstanding	104,209	799,137

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	23.05	22.95	22.45	21.07
Investment Operations:
Investment income—net[b]	.26	.61	.61	.32
Net realized and unrealized
gain (loss) on investments	.28	.14	.54	1.42
Total from Investment Operations	.54	.75	1.15	1.74
Distributions:
Dividends from investment income—net	(.26)	(.62)	(.65)	(.36)
Dividends from net realized
gain on investments	(.26)	(.03)	—	—
Total Distributions	(.52)	(.65)	(.65)	(.36)
Net asset value, end of period	23.07	23.05	22.95	22.45
Total Return (%)[c]	2.39[d]	3.38	5.24	8.30[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[e]	.98	.96	.96[e]
Ratio of net expenses to average net assets	.80[e]	.80	.80	.80[e]
Ratio of net investment income
to average net assets	2.27[e]	2.72	2.80	3.31[e]
Portfolio Turnover Rate	3.42[d]	27.67	32.07	22.49
Net Assets, end of period ($ x 1,000)	7,864	4,760	1,665	55

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

	Six Months Ended
	March 31, 2012	Year Ended September 30,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	23.05	22.95	22.45	21.07
Investment Operations:
Investment income—net[b]	.17	.45	.40	.27
Net realized and unrealized
gain (loss) on investments	.29	.13	.59	1.39
Total from Investment Operations	.46	.58	.99	1.66
Distributions:
Dividends from investment income—net	(.17)	(.45)	(.49)	(.28)
Dividends from net realized
gain on investments	(.26)	(.03)	—	—
Total Distributions	(.43)	(.48)	(.49)	(.28)
Net asset value, end of period	23.08	23.05	22.95	22.45
Total Return (%)[c]	2.03[d]	2.60	4.46	7.91[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[e]	1.73	1.74	1.72[e]
Ratio of net expenses
to average net assets	1.55[e]	1.55	1.55	1.55[e]
Ratio of net investment income
to average net assets	1.47[e]	1.99	1.94	2.59[e]
Portfolio Turnover Rate	3.42[d]	27.67	32.07	22.49
Net Assets, end of period ($ x 1,000)	1,785	719	480	16

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	23.06	22.95	22.45	20.85	21.60	21.69
Investment Operations:
Investment income—net[b]	.30	.70	.73	.79	.79	.78
Net realized and unrealized
gain (loss) on investments	.28	.14	.50	1.60	(.75)	(.09)
Total from Investment Operations	.58	.84	1.23	2.39	.04	.69
Distributions:
Dividends from
investment income—net	(.30)	(.70)	(.73)	(.79)	(.79)	(.78)
Dividends from net realized
gain on investments	(.26)	(.03)	—	—	—	—
Total Distributions	(.56)	(.73)	(.73)	(.79)	(.79)	(.78)
Net asset value, end of period	23.08	23.06	22.95	22.45	20.85	21.60
Total Return (%)	2.54[c]	3.79	5.61	11.73	.12	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[d]	.63	.64	.67	.60	.59
Ratio of net expenses
to average net assets	.45[d]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.62[d]	3.10	3.26	3.74	3.63	3.63
Portfolio Turnover Rate	3.42[c]	27.67	32.07	22.49	34	10
Net Assets, end of period
($ x 1,000)	130,952	128,398	109,470	106,900	141,949	201,480

a	The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Intermediate Tax Exempt Bond Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek a high level of interest income exempt from federal income tax, while seeking preservation of shareholders’ capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase, Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	140,162,892	—	140,162,892

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: tax exempt income $3,508,997, ordinary income $3,323 and long-term capital gains $135,769. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on March 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the funds average daily net assets and is payable monthly. The Manager has agreed, until February 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A, Class C and Class I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .55%, .55% and .45%, respectively, of the value of the respective class’ average daily net assets.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $102,469 during the year ended March 31, 2012.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $40,814 during the period ended March 31, 2012.

During the period ended March 31, 2012, the Distributor retained $1,547 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended March 31, 2012, Class C shares were charged $4,585 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Class A and Class C shares were charged $7,477 and $1,528, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of thoseTrustees who are not ìinterested personsî of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $2,415 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $162 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $5,270 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $46,644, administration fees $7,125, Rule 12b-1 distribution plan fees $1,136, shareholder services plan fees $2,027, custodian fees $5,555, chief compliance officer fees $1,591, private wealth sub-accounting fees $853 and transfer agency per account fees $1,029, which are offset against an expense reimbursement currently in effect in the amount of $22,450.

(d) Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the

Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $10,152,366 and $4,568,092, respectively.

At March 31, 2012, accumulated net unrealized appreciation on investments was $7,273,901, consisting of $7,351,097 gross unrealized appreciation and $77,196 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians for all periods, except the ten-year period when it was at the median, and above the Performance Universe medians for all periods, except the one-year period when it was below the median.

The Board also noted that the fund’s yield performance was at or below the Performance Group medians for all ten periods and was above the Performance Universe medians for eight of the ten one-year

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited) (continued)

periods ended December 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average. The Board noted that the fund outperformed the Lipper category average eight out of the past ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2013, so that annual direct fund operating expenses of Class A, Class C and Class I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .55%, .55% and .45% of the fund’s average daily net assets, respectively. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Investment Advisory, Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Newton
International Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus/Newton International Equity Fund covers the six-month period from October 1, 2011, through March 31, 2012.

International stock markets had faltered just prior to the reporting period in the midst of heightened volatility stemming from adverse macroeconomic developments ranging from the resurgence of a sovereign debt crisis in Europe to fears of a slowdown in China. Fortunately, better economic news in October helped to reverse the trend, and improving economic fundamentals during the first quarter of 2012 sparked steep rallies in many global equity markets as China appeared headed for a soft landing and European policymakers made credible progress toward resolving the region’s debt problems.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus/Newton International Equity Fund’s Class A shares produced a total return of 15.41%, Class C shares returned 14.95% and Class I shares returned 15.60%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 14.56% for the same period.2

Stock markets throughout much of the world rebounded sharply during the reporting period when fears of global financial instability eased. The fund produced higher returns than its benchmark due in part to the success of our global thematic investment approach which led to, in particular, beneficial stock selection in Japan and the U.K.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in common stocks or securities convertible into common stocks of foreign companies and depositary receipts evidencing ownership in such securities.The process of selecting investment ideas begins by identifying a core list of global investment themes. These themes are based on observable economic, industrial or social trends (typically global) that Newton believes will positively affect certain sectors or industries. For instance, Newton’s deleverage theme asserts that excessive debt is weighing on economic activity, and that the way in which deleveraging occurs is critical to the outlook for economics and financial markets. Elsewhere, Newton’s networked world theme focuses upon the opportunities and risks inherent in the growth of information technology networks around the world.

Improving Fundamentals Buoyed Investor Sentiment

When the reporting period began, global equity markets were reeling from the impact of a sovereign debt crisis in Greece that threatened to

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

spread to other members of the European Union, uncertainties regarding the strength and sustainability of the U.S. economy and worries that inflation-fighting measures in China might dampen the region’s high growth rate.These concerns caused investors to flock to traditional safe havens, often regardless of their underlying valuations.

Fortunately, most of investors’ concerns at the time did not materialize. After a series of volatile swings during the fall of 2011, international equity markets advanced steadily from late December through the end of the reporting period.The markets were bolstered by credible measures to address the debt crisis in Europe, particularly the LongTerm Refinancing Operations (LTRO) from the European Central Bank. Investors also were encouraged by lower short-term interest rates in the United Kingdom and Japan, improved U.S. economic news, and signs of lower inflation and continued growth in China and other emerging markets.

Stock Selection Supported Strong Relative Results

Our investment process proved particularly effective in Japan, where automaker Toyota Motor benefited from well-received new models, a weaker yen against the U.S. dollar and recovery from the 2011 earthquake and tsunami. Elsewhere in Asia, hospital operator Bangkok Dusit Medical Services Public Company serves an aging population as well as a growing medical tourism industry, and Hong Kong-based baby food manufacturer Biostime International Holdings achieved strong sales of its premium brands. In the United Kingdom, exploration and production company Ophir Energy reported good results from its efforts to find new reserves in Tanzania. Brazilian footwear maker Arezzo Industria e Comercio benefited from new designs, strong consumption trends and ample pricing power.

Disappointments during the reporting period were concentrated mainly in the materials sector, where Australia’s Newcrest Mining was hurt by industry-wide concerns regarding diminishing demand for construction materials from China. Also in Australia, coal processor White Energy was embroiled in a contract dispute with one of its largest suppliers. Japanese online gaming company DeNA encountered difficulty in appealing to customers in other markets, and investors responded negatively to the company’s purchase of a baseball team.

4

Finding Attractive Opportunities Throughout the World

Although we have been encouraged by clear evidence that investors are paying greater attention to the company fundamentals that lie at the heart of our stock selection process, a number of macroeconomic headwinds give us reason to maintain a relatively cautious investment posture. In order to focus on the companies in which we have the highest levels of confidence, we have reduced the number of stocks in the portfolio, and we have intensified our focus on high-quality, large-cap companies with stable balance sheets, positive cash flows and growing earnings.

As of the reporting period’s end, we have identified a number of opportunities meeting our investment criteria in the consumer staples, consumer discretionary and industrials sectors.We have found relatively few opportunities in the financials and industrials sectors. From a country perspective, we have retained the fund’s overweighted positions in Japan and the emerging markets and underweighted exposure to Europe. In our judgment, these are prudent strategies in still uncertain global economic and market environments.

April 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Investments in foreign securities involve special risks. Please read the prospectus for further discussion of these risks.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East
(MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Newton International Equity Fund from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.95	$11.50	$5.55
Ending value (after expenses)	$1,154.10	$1,149.50	$1,156.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.51	$10.78	$5.20
Ending value (after expenses)	$1,018.55	$1,014.30	$1,019.85

† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A, 2.14% for Class C and 1.03%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

Common Stocks—96.6%	Shares		Value ($)
Australia—4.9%
AMP	742,564		3,322,881
Newcrest Mining	281,210		8,645,535
Santos	445,097		6,565,410
WorleyParsons	146,745		4,351,930
			22,885,756
Belgium—2.7%
Anheuser-Busch InBev	176,354		12,884,504
Brazil—2.1%
Arezzo Industria e Comercio	222,232		3,865,275
CCR	416,870		3,375,244
International Meal Co. Holdings	266,700	[a]	2,482,255
			9,722,774
Canada—2.2%
Barrick Gold	65,569		2,849,683
Nexen	187,792		3,443,497
Yamana Gold	260,792		4,068,298
			10,361,478
China—1.7%
Biostime International Holdings	1,894,023		4,873,136
Mindray Medical International, ADR	90,088		2,970,201
			7,843,337
France—6.0%
Air Liquide	58,024		7,735,605
L’Oreal	48,692		6,006,379
Nexans	39,146		2,642,312
Thales	128,725		4,817,380
Total	137,443		7,009,723
			28,211,399
Germany—4.0%
Bayer	127,833		8,991,734
Fresenius Medical Care & Co.	85,356		6,049,451
Gerry Weber International	100,598		3,860,020
			18,901,205

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong—6.3%
AIA Group	1,535,312	5,624,795
Belle International Holdings	2,462,255	4,420,013
China Mobile	659,865	7,260,975
GOME Electrical Appliances Holdings	7,914,000	1,640,777
Huabao International Holdings	3,423,820	2,226,538
Jardine Matheson Holdings	130,800	6,540,000
Man Wah Holdings	3,421,200	2,000,148
		29,713,246
Italy—.8%
Saipem	77,364	3,996,196
Japan—25.8%
Asahi Group Holdings	181,500	4,019,445
CALBEE	61,200	3,116,564
DeNA	98,586	2,731,155
Don Quijote	230,200	8,357,509
FANUC	30,300	5,373,976
Hitachi Construction Machinery	323,000	7,145,258
INPEX	661	4,464,166
Japan Tobacco	2,312	13,016,697
Lawson	64,900	4,085,164
Mitsubishi Estate	397,000	7,079,521
NGK Spark Plug	262,000	3,738,335
Nissan Motor	576,800	6,139,432
Nomura Holdings	1,233,400	5,453,961
NTT DoCoMo	2,476	4,110,214
Shiseido	172,300	2,972,628
SUGI HOLDINGS	171,000	5,228,960
Sumitomo Mitsui Financial Group	135,300	4,451,152
Toshiba	1,399,000	6,152,422
Towa Pharmaceutical	116,700	5,780,718
Toyota Motor	425,900	18,369,735
		121,787,012
Norway—2.2%
DNB	806,210	10,362,978
Philippines—.8%
Energy Development	26,128,900	3,651,413

8

Common Stocks (continued)	Shares	Value ($)
Poland—.9%
Telekomunikacja Polska	748,392	4,114,332
Singapore—1.8%
Sakari Resources	1,763,000	3,267,802
United Overseas Bank	358,000	5,225,965
		8,493,767
South Africa—.8%
MTN Group	211,603	3,724,500
Spain—.7%
Amadeus IT Holding, Cl. A	178,516	3,368,945
Sweden—1.1%
TeliaSonera	716,013	4,993,627
Switzerland—14.4%
ABB	396,351[a]	8,131,628
Actelion	97,862[a]	3,577,541
Bank Sarasin & Cie, Cl. B	84,550	2,650,676
Nestle	255,835	16,097,738
Novartis	170,325	9,426,650
Roche Holding	84,692	14,739,241
Syngenta	21,224	7,337,998
Zurich Financial Services	20,996[a]	5,642,660
		67,604,132
Thailand—3.0%
Bangkok Bank	1,118,800	7,035,566
Bangkok Dusit Medical
Services Public Company	1,733,883	4,875,668
Bank of Ayudhya	2,419,900	2,117,903
		14,029,137
United Kingdom—14.4%
Associated British Foods	228,195	4,452,941
BHP Billiton	371,129	11,323,234
Bowleven	2,136,150[a]	3,416,747
British American Tobacco	200,717	10,114,506
British Sky Broadcasting Group	311,665	3,369,890
Centrica	1,394,498	7,057,248
Compass Group	394,598	4,137,220
GlaxoSmithKline	341,767	7,633,999

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Ophir Energy	603,584	4,899,534
Severn Trent	145,392	3,590,615
SSE	377,117	8,016,451
		68,012,385
Total Common Stocks
(cost $397,520,554)		454,662,123

Preferred Stocks—.8%
Brazil
Petroleo Brasileiro
(cost $4,526,304)	298,404	3,816,995

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,461,914)	1,461,914 [b]	1,461,914
Total Investments (cost $403,508,772)	97.7%	459,941,032
Cash and Receivables (Net)	2.3%	10,742,254
Net Assets	100.0%	470,683,286

ADR—American Depository Receipts a Non-income producing security. b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	17.4	Industrial	6.7
Health Care	14.7	Telecommunication Services	5.1
Financial	13.9	Utilities	4.7
Consumer Discretionary	13.3	Information Technology	2.6
Energy	9.6	Money Market Investment	.3
Materials	9.4		97.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	402,046,858	458,479,118
Affiliated issuers	1,461,914	1,461,914
Cash		5,035,545
Cash denominated in foreign currencies	3,136,988	3,142,505
Receivable for investment securities sold		8,987,560
Dividends receivable		2,805,193
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		663,543
Receivable for shares of Beneficial Interest subscribed		83,213
Prepaid expenses		30,204
		480,688,795
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		578,463
Payable for investment securities purchased		7,629,675
Payable for shares of Beneficial Interest redeemed		1,535,818
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		218,969
Interest payable—Note 2		1,146
Accrued expenses		41,438
		10,005,509
Net Assets ($)		470,683,286
Composition of Net Assets ($):
Paid-in capital		448,189,217
Accumulated distributions in excess of investment income—net		(910,186)
Accumulated net realized gain (loss) on investments		(33,484,250)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		56,888,505
Net Assets ($)		470,683,286

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	7,612,323	914,918	462,156,045
Shares Outstanding	462,523	56,219	28,187,469
Net Asset Value Per Share ($)	16.46	16.27	16.40

See notes to financial statements.

TheFund 11

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $351,354 foreign taxes withheld at source):
Unaffiliated issuers	4,801,835
Affiliated issuers	2,413
Interest	34
Total Income	4,804,282
Expenses:
Investment advisory fee—Note 3(a)	1,916,861
Shareholder servicing costs—Note 3(c)	287,936
Administration fees—Note 3(a)	84,894
Custodian fees—Note 3(c)	62,887
Professional fees	51,237
Trustees’ fees and expenses—Note 3(d)	20,952
Registration fees	20,665
Prospectus and shareholders’ reports	12,653
Loan commitment fees—Note 2	3,725
Interest expense—Note 2	3,563
Distribution fees—Note 3(b)	3,556
Miscellaneous	20,439
Total Expenses	2,489,368
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	2,489,366
Investment Income—Net	2,314,916
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(28,088,081)
Net realized gain (loss) on forward foreign currency exchange contracts	(969,145)
Net Realized Gain (Loss)	(29,057,226)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	95,467,232
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	155,095
Net Unrealized Appreciation (Depreciation)	95,622,327
Net Realized and Unrealized Gain (Loss) on Investments	66,565,101
Net Increase in Net Assets Resulting from Operations	68,880,017

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	2,314,916	8,854,352
Net realized gain (loss) on investments	(29,057,226)	11,024,549
Net unrealized appreciation
(depreciation) on investments	95,622,327	(80,720,598)
Net Increase (Decrease) in Net Assets
Resulting from Operations	68,880,017	(60,841,697)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(129,602)	(186,610)
Class C Shares	(8,405)	(3,732)
Class I Shares	(10,097,256)	(6,484,341)
Net realized gain on investments:
Class A Shares	(138,111)	(294,754)
Class C Shares	(15,969)	(21,745)
Class I Shares	(7,394,196)	(8,019,784)
Total Dividends	(17,783,539)	(15,010,966)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	711,374	5,731,984
Class C Shares	86,418	134,097
Class I Shares	60,412,432	183,824,565
Dividends reinvested:
Class A Shares	267,564	477,012
Class C Shares	24,373	25,467
Class I Shares	8,847,087	7,750,756
Cost of shares redeemed:
Class A Shares	(4,094,531)	(13,959,839)
Class C Shares	(227,458)	(453,604)
Class I Shares	(141,479,424)	(133,695,220)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(75,452,165)	49,835,218
Total Increase (Decrease) in Net Assets	(24,355,687)	(26,017,445)
Net Assets ($):
Beginning of Period	495,038,973	521,056,418
End of Period	470,683,286	495,038,973
Accumulated (distibutions in
excess of) investment income—net	(910,186)	7,010,161

TheFund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Class A
Shares sold	46,563	323,875
Shares issued for dividends reinvested	18,882	27,493
Shares redeemed	(265,341)	(813,824)
Net Increase (Decrease) in Shares Outstanding	(199,896)	(462,456)
Class C
Shares sold	5,966	7,520
Shares issued for dividends reinvested	1,736	1,479
Shares redeemed	(15,059)	(26,497)
Net Increase (Decrease) in Shares Outstanding	(7,357)	(17,498)
Class I
Shares sold	3,985,718	10,424,872
Shares issued for dividends reinvested	627,898	446,730
Shares redeemed	(9,211,472)	(7,832,272)
Net Increase (Decrease) in Shares Outstanding	(4,597,856)	3,039,330

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.74	16.80	16.27	18.18	23.37
Investment Operations:
Investment income—net[b]	.04	.19	.21	.29	.14
Net realized and unrealized
gain (loss) on investments	2.16	(1.82)	.44	(1.57)	(5.20)
Total from Investment Operations	2.20	(1.63)	.65	(1.28)	(5.06)
Distributions:
Dividends from investment income—net	(.23)	(.17)	(.12)	(.16)	(.13)
Dividends from net realized
gain on investments	(.25)	(.26)	—	(.47)	—
Total Distributions	(.48)	(.43)	(.12)	(.63)	(.13)
Net asset value, end of period	16.46	14.74	16.80	16.27	18.18
Total Return (%)[c]	15.41[d]	(10.10)	3.99	(6.33)	(21.78)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[e]	1.32	1.32	1.52	2.35[e]
Ratio of net expenses to average net assets	1.29[e]	1.32	1.32	1.26	1.40[e]
Ratio of net investment income
to average net assets	.58[e]	1.06	1.29	2.27	1.61[e]
Portfolio Turnover Rate	31.08[d]	63.28	64.45	115.69	105
Net Assets, end of period ($ x 1,000)	7,612	9,766	18,901	16,864	4,412

a	From March 31, 2008 (commencement of initial offering) to September 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

TheFund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	March 31, 2012	Year Ended September 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.54	16.59	16.17	18.14	23.37
Investment Operations:
Investment income (loss)—net[b]	(.01)	.05	.08	.26	.05
Net realized and unrealized
gain (loss) on investments	2.12	(1.79)	.45	(1.59)	(5.15)
Total from Investment Operations	2.11	(1.74)	.53	(1.33)	(5.10)
Distributions:
Dividends from investment income—net	(.13)	(.05)	(.11)	(.17)	(.13)
Dividends from net realized
gain on investments	(.25)	(.26)	—	(.47)	—
Total Distributions	(.38)	(.31)	(.11)	(.64)	(.13)
Net asset value, end of period	16.27	14.54	16.59	16.17	18.14
Total Return (%)[c]	14.95[d]	(10.79)	3.20	(6.67)	(21.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.14[e]	2.07	2.11	1.83	6.42[e]
Ratio of net expenses to average net assets	2.14[e]	2.07	2.11	1.42	2.15[e]
Ratio of net investment income
(loss) to average net assets	(.10)[e]	.31	.52	2.07	.49[e]
Portfolio Turnover Rate	31.08[d]	63.28	64.45	115.69	105
Net Assets, end of period ($ x 1,000)	915	924	1,345	1,191	399

a	From March 31, 2008 (commencement of initial offering) to September 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
March 31, 2012			Year Ended September 30,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	14.77	16.84	16.27	18.21	26.94	21.51
Investment Operations:
Investment income—net[b]	.07	.26	.25	.30	.31	.35
Net realized and unrealized
gain (loss) on investments	2.14	(1.86)	.45	(1.59)	(6.64)	5.41
Total from Investment Operations	2.21	(1.60)	.70	(1.29)	(6.33)	5.76
Distributions:
Dividends from
investment income—net	(.33)	(.21)	(.13)	(.18)	(.35)	(.20)
Dividends from net realized
gain on investments	(.25)	(.26)	—	(.47)	(2.05)	(.13)
Total Distributions	(.58)	(.47)	(.13)	(.65)	(2.40)	(.33)
Net asset value, end of period	16.40	14.77	16.84	16.27	18.21	26.94
Total Return (%)	15.60[c]	(9.90)	4.31	(6.32)	(25.80)	26.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[d]	1.05	1.07	1.16	1.59	1.36
Ratio of net expenses
to average net assets	1.03[d]	1.05	1.07	1.13	1.15	1.15
Ratio of net investment income
to average net assets	.98[d]	1.48	1.57	2.41	1.33	1.45
Portfolio Turnover Rate	31.08[c]	63.28	64.45	115.69	105	87
Net Assets, end of period
($ x 1,000)	462,156	484,349	500,811	331,986	61,779	49,134

a The fund commenced offering four classes of shares on March 31, 2008.The existing shares were redesignated Class
I and the fund added Class A, Class C and Class R shares.The fund terminated its offering of Class R shares on
December 3, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

TheFund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Newton International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term growth of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial services providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses

18

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	458,479,118	—	—	458,479,118
Mutual Funds	1,461,914	—	—	1,461,914
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	663,543	—	663,543
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(218,969)	—	(218,969)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measure-

22

ment to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2011	($)	Purchases ($)	Sales ($)	3/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		118,489,755	117,027,841	1,461,914.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

24

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $13,631,124 and long-term capital gains $1,379,842.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2012, was approximately $637,700 with a related weighted average annualized interest rate of 1.12%.

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual percentage rate of the value of the fund’s average daily net assets.

The Trust entered into a Fund Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses Dreyfus incurs in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $84,894 during the period ended March 31, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended March 31, 2012, Class C shares were charged $3,556 pursuant to the Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, Class A and Class C shares were charged $10,881 and $1,185, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $1,639 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended March 31, 2012, the fund was charged $109 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

The fund also compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $62,887 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $317,994, administration fees $14,151 Rule 12b-1 distribution plan fees $604, shareholder services plan fees $1,854, custodian fees $107,542, chief compliance officer fees $1,591, Private Wealth sub-accounting fees $134,111 and transfer agency per account fees $616.

(d) Prior to January 1, 2012, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meet-

28

ing. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012). With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid toTrustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2012, amounted to $146,362,187 and $247,246,566, respectively.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at March 31, 2012:

Forward Foreign
Currency		Number	Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
4/2/2012	[a]	1	340,601	541,119	544,786	3,667
Euro,
Expiring
8/16/2012	[a]	1	7,122,540	9,433,078	9,507,248	74,170
Japanese Yen,
Expiring
4/4/2012	[b]	1	13,345,942	162,574	161,241	(1,333)
Sales:				Proceeds ($)
Australian Dollar,
Expiring
8/16/2012	[b]	1	8,036,000	8,485,517	8,199,487	286,030

30

Forward Foreign
Currency		Number	Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Brazilian Real,
Expiring
6/15/2012	[c]	1	8,668,000	4,663,976	4,672,843	(8,867)
British Pound,
Expiring
7/13/2012	[b]	1	4,147,000	6,427,929	6,628,378	(200,449)
Euro,
Expiring
4/2/2012	[c]	1	1,547,501	2,055,592	2,063,912	(8,320)
Japanese Yen,
Expiring
4/3/2012	[a]	1	2,367,873	28,774	28,608	166
Japanese Yen,
Expiring
8/16/2012	[a]	1	754,881,000	9,433,079	9,133,569	299,510
Gross Unrealized
Appreciation						663,543
Gross Unrealized
Depreciation						(218,969)

Counterparties:
a JPMorgan Chase & Co.
b Royal Bank of Scotland
c UBS

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2012:

At March 31, 2012, accumulated net unrealized appreciation on investments was $56,432,260, consisting of $69,951,429 gross unrealized appreciation and $13,519,169 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

TheFund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreement”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

32

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund had performed better than the index in three of the six periods shown. Dreyfus representatives discussed with the Board recent personnel and process changes at the Sub-Adviser that may improve the fund’s performance.

TheFund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

34

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

TheFund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Investment Advisory Agreement and Sub-Investment Advisory Agreement only through July 31, 2012.

  The Board concluded that the fees payable to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Advisory Agreement and Sub-Investment Advisory Agreement through July 31, 2012 and the renewal of the Administration Agreement was in the best interests of the fund and its shareholders.

36

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	May 23, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)